iShares Trust
Statement of Additional Information

Dated May 12, 2000
(as revised December 15, 2000)

This Statement of Additional Information is not a Prospectus. It should be read in conjunction with the Prospectus dated May 12, 2000 as revised on October 26, 2000 (the "Prospectus") for the iShares Trust (the "Trust"), as it may be revised from time to time. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge by writing to the Trust's Distributor, SEI Investments Distribution Company, at 1 Freedom Valley Drive, Oaks, PA 19456 or calling 1-800-iShares.

Table of Contents

General Description of the Trust and its Funds............................   1
Exchange Listing and Trading..............................................   3
Investment Strategies and Risks...........................................   5
Lack of Diversification of Certain Funds..................................   6
Loans of Portfolio Securities.............................................   7
Repurchase Agreements.....................................................   7
Reverse Repurchase Agreements.............................................   8
Currency Transactions.....................................................   8
Money Market Instruments..................................................   9
Foreign Securities........................................................   9
Investment Companies, REITs...............................................   9
Illiquid Securities.......................................................  10
Futures and Options.......................................................  10
Options on Futures Contracts..............................................  10
Restrictions on the Use of Futures Contracts and Options on Futures Con-
 tracts...................................................................  10
Swap Agreements...........................................................  11
Future Developments.......................................................  11
General Considerations and Risks..........................................  11
Risks of Futures and Options Transactions.................................  12
Risks of Swap Agreements..................................................  13
Construction and Maintenance Standards for the Underlying Indices.........  14
Index Dissemination.......................................................  14
The S&P Indices Generally.................................................  14
S&P 500 Index.............................................................  14
S&P 500/BARRA Growth Index................................................  15
S&P 500/BARRA Value Index.................................................  15
S&P MidCap 400 Index......................................................  16
S&P MidCap 400/BARRA Growth Index.........................................  16
S&P MidCap 400/BARRA Value Index..........................................  16
S&P SmallCap 600 Index....................................................  17
S&P SmallCap 600/BARRA Growth Index.......................................  17
S&P SmallCap 600/BARRA Value Index........................................  17
S&P 100 Index.............................................................  18
S&P Europe 350 Index......................................................  18
S&P/TSE 60 Index..........................................................  18
The Dow Jones Indices Generally...........................................  19
Dow Jones U.S. Total Market Index.........................................  20
Dow Jones U.S. Basic Materials Sector Index...............................  20
Dow Jones U.S. Consumer Cyclical Sector Index.............................  20
Dow Jones U.S. Consumer Non-Cyclical Sector Index.........................  21
Dow Jones U.S. Energy Sector Index........................................  21
Dow Jones U.S. Financial Sector Index.....................................  21
Dow Jones U.S. Healthcare Sector Index....................................  22
Dow Jones U.S. Industrial Sector Index....................................  22
Dow Jones U.S. Technology Sector Index....................................  22
Dow Jones U.S. Telecommunications Sector Index............................  23
Dow Jones U.S. Utilities Sector Index.....................................  23
Dow Jones U.S. Chemicals Index............................................  24
Dow Jones U.S. Financial Services Index...................................  24
Dow Jones U.S. Internet Index.............................................  24
Dow Jones U.S. Real Estate Index..........................................  25


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                                                                          page i

The Russell Indices Generally.............................................   25
Russell 3000 Index........................................................   26
Russell 3000 Growth Index.................................................   26
Russell 3000 Value Index..................................................   26
Russell 2000 Index........................................................   27
Russell 2000 Growth Index.................................................   27
Russell 2000 Value Index..................................................   28
Russell 1000 Index........................................................   28
Russell 1000 Growth Index.................................................   28
Russell 1000 Value Index..................................................   29
Investment Limitations....................................................   30
Continuous Offering.......................................................   32
Management................................................................   33
Trustees and Officers.....................................................   33
Remuneration of Trustees and Officers.....................................   34
Investment Advisor........................................................   34
Administrator, Custodian, Transfer Agent and Securities Lending Agent.....   36
Distributor...............................................................   37
Index Providers...........................................................   37
Brokerage Transactions....................................................   38
Additional Information Concerning the Trust...............................   39
Capital Stock.............................................................   39
Book Entry Only System....................................................   39
DTC Acts as Securities Depository for the iShares.........................   39
Creation and Redemption of Creation Unit Aggregations.....................   41
Creation..................................................................   41
Fund Deposit..............................................................   41
Procedures for Creation of Creation Unit Aggregations.....................   42
Placement of Creation Orders for Domestic Funds Using Clearing Process....   43
Placement of Creation Orders for Domestic Funds Outside Clearing Process..   43
Placement of Creation Orders for Foreign Funds............................   44
Acceptance of Orders for Creation Unit Aggregations.......................   45
Creation Transaction Fee..................................................   46
Redemption of iShares in Creation Unit Aggregations.......................   47
Redemption Transaction Fee................................................   47
Placement of Redemption Orders for Domestic Funds Using Clearing Process..   48
Placement of Redemption Orders for Domestic Funds Outside Clearing Proc-
 ess......................................................................   48
Placement of Redemption Orders for Foreign Funds..........................   49
Foreign Market Hours......................................................   51
Regular Holidays..........................................................   53
Settlement Periods Greater than Seven Days in 2000........................   56
Taxes.....................................................................   57
Federal Tax Treatment of Futures and Options Contracts....................   58
Determination of NAV......................................................   59
Dividends and Distributions...............................................   60
General Policies..........................................................   60
Dividend Reinvestment Service.............................................   60
Performance and Other Information.........................................   61
Miscellaneous Information.................................................   63
Counsel...................................................................   63
Independent Auditors......................................................   63
Financial Statements......................................................   64
Report of Independent Accountants.........................................   64

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                                                                         iShares


page ii

General Description of the Trust
and its Funds

The Trust currently consists of 36 investment portfolios (each a "Fund" and collectively the "Funds"). The Trust was organized as a Delaware business trust on December 16, 1999 and is authorized to have multiple series, or portfolios. Each Fund in the Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The shares of each Fund are referred to herein as "iShares". The Funds offered by the Trust are:

 .iShares S&P 500        .iShares Dow Jones      .iShares Russell 3000
 Index Fund              U.S. Total Market       Index Fund
 .iShares S&P             Index Fund             .iShares Russell 3000
 500/BARRA Growth       .iShares Dow Jones       Growth Index Fund
 Index Fund              U.S. Basic Materials   .iShares Russell 3000
 .iShares S&P             Sector Index Fund       Value Index Fund
 500/BARRA Value        .iShares Dow Jones      .iShares Russell 2000
 Index Fund              U.S. Consumer           Index Fund
 .iShares S&P MidCap      Cyclical Sector        .iShares Russell 2000
 400 Index Fund          Index Fund              Growth Index Fund
 .iShares S&P            .iShares Dow Jones      .iShares Russell 2000
 MidCap400/BARRA         U.S. Consumer Non-      Value Index Fund
 Growth Index Fund       Cyclical Sector        .iShares Russell 1000
 .iShares S&P             Index Fund              Index Fund
 MidCap400/BARRA        .iShares Dow Jones      .iShares Russell 1000
 Value Index Fund        U.S. Energy Sector      Growth Index Fund
 .iShares S&P SmallCap    Index Fund             .iShares Russell 1000
 600 Index Fund         .iShares Dow Jones       Value Index Fund
 .iShares S&P SmallCap    U.S. Financial
 600/BARRA Growth        Sector Index Fund
 Index Fund             .iShares Dow Jones
 .iShares S&P SmallCap    U.S. Healthcare
 600/BARRA Value         Sector Index Fund
 Index Fund             .iShares Dow Jones
 .iShares S&P 100         U.S. Industrial
 Index Fund              Sector Index Fund
 .iShares S&P Europe     .iShares Dow Jones
 350 Index Fund          U.S. Technology
 .iShares S&P/TSE 60      Sector Index Fund
 Index Fund             .iShares Dow Jones
                         U.S.
                         Telecommunications
                         Sector Index Fund
                        .iShares Dow Jones
                         U.S. Utilities
                         Sector Index Fund
                        .iShares Dow Jones
                         U.S. Chemicals Index
                         Fund
                        .iShares Dow Jones
                         U.S. Financial
                         Services Index Fund
                        .iShares Dow Jones
                         U.S. Internet Index
                         Fund
                        .iShares Dow Jones
                         U.S. Real Estate
                         Index Fund

The investment objective of each Fund is to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of a specified benchmark index (each an "Underlying Index") representing publicly traded equity securities of companies in a particular broad market, market segment, market sector or group of industries. Each Fund is managed by Barclays Global Fund Advisors ("BGFA").

Each Fund offers and issues iShares at their net asset value ("NAV") only in aggregations of a specified number of iShares (each a "Creation Unit" or a "Creation Unit Aggregation"), generally in exchange for a basket of equity securities included in its Underlying Index (the "Deposit Securities"), together with the deposit of a specified cash payment (the "Cash Component"). The iShares described in this Prospectus are listed, except that the S&P 100 Fund is listed on the Chicago Board Options Exchange (the "CBOE"). The AMEX and the CBOE each are referred to herein as a Listing Exchange on the American Stock Exchange LLC (the "AMEX"). iShares will trade on a Listing Exchange at market prices that may be below, at, or above NAV. iShares are redeemable only in Creation Unit aggregations, and, generally, in exchange for portfolio securities and a specified cash payment. Creation Units are aggregations of 50,000 iShares.


--------------------------------------------------------------------------------

The Trust reserves the right to offer a "cash" option for creations and redemptions of iShares although it has no current intention of doing so. iShares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust cash at least equal to 125% of the market value of the missing Deposit Securities. See the Creation and Redemption of Creation Unit Aggregations section. In each instance of such cash creations or redemptions, transaction fees may be imposed that will be higher than the transaction fees associated with in-kind creations or redemptions. In all cases, such fees will be limited in accordance with the requirements of the Securities and Exchange Commission (the "SEC") applicable to management investment companies offering redeemable securities.

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                                                                         iShares

Exchange Listing and Trading

A discussion of exchange listing and trading matters associated with an investment in each Fund is contained in the Prospectus in the Overview and the Shareholder Information sections. The discussion below supplements, and should be read in conjunction with, such sections of the Prospectus.

There can be no assurance that the requirements of the listing Exchange necessary to maintain the listing of iShares of any Fund will continue to be met. Exchange may, but is not required to, remove the iShares of a Fund from listing if (i) following the initial 12-month period beginning upon the commencement of trading of a Fund, there are fewer than 50 beneficial owners of the iShares of a Fund for 30 or more consecutive trading days; (ii) the value of the Underlying Index on which such Fund is based is no longer calculated or available; or (iii) such other event shall occur or condition exist that, in the opinion of the listing Exchange, makes further dealings on the Exchange inadvisable. The Exchange will remove the iShares of a Fund from listing and trading upon termination of such Fund.

As in the case of other publicly-traded stocks traded, broker's commissions on transactions will be based on negotiated commission rates at customary levels.

The following table sets forth the ratio of NAV to the Underlying Index's value by Fund as of the date of this Statement of Additional Information.

                                                                Ratio of
                                                                NAV/Index
                                                                Value by
iShares Index Fund                                                Fund
------------------                                              ---------
iShares S&P 500 Index Fund                                        1/10
iShares S&P 500/BARRA Growth Index Fund                           1/10
iShares S&P 500/BARRA Value Index Fund                            1/10
iShares S&P MidCap 400 Index Fund                                  1/5
iShares S&P MidCap 400/BARRA Growth Index Fund                     1/2
iShares S&P MidCap 400/BARRA Value Index Fund                      1/2
iShares S&P SmallCap 600 Index Fund                                1/2
iShares S&P SmallCap 600/BARRA Growth Index Fund                   1/2
iShares S&P SmallCap 600/BARRA Value Index Fund                    1/2
iShares S&P 100 Index Fund                                        1/10
iShares S&P Europe 350 Index Fund                                 1/20
iShares S&P/TSE 60 Index Fund                                     1/10
iShares Dow Jones U.S. Total Market Index Fund                     1/5
iShares Dow Jones U.S. Basic Materials Sector Index Fund           1/4
iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund         1/5
iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund     1/5
iShares Dow Jones U.S. Energy Sector Index Fund                    1/5
iShares Dow Jones U.S. Financial Sector Index Fund                 1/5
iShares Dow Jones U.S. Healthcare Sector Index Fund                1/5
iShares Dow Jones U.S. Industrial Sector Index Fund                1/5
iShares Dow Jones U.S. Technology Sector Index Fund               1/10
iShares Dow Jones U.S. Telecommunications Sector Index Fund        1/5
iShares Dow Jones U.S. Utilities Sector Index Fund                 1/2
iShares Dow Jones U.S. Chemicals Index Fund                        1/4
iShares Dow Jones U.S. Financial Services Index Fund               1/5
iShares Dow Jones U.S. Internet Index Fund                         1/4
iShares Dow Jones U.S. Real Estate Index Fund                      1/2


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                                                                          page 3

                                        Ratio of
                                        NAV/Index
                                        Value by
iShares Index Fund                        Fund
------------------                      ---------
iShares Russell 3000 Index Fund           1/10
iShares Russell 3000 Growth Index Fund    1/10
iShares Russell 3000 Value Index Fund     1/10
iShares Russell 2000 Index Fund            1/5
iShares Russell 2000 Growth Index Fund     1/5
iShares Russell 2000 Value Index Fund      1/5
iShares Russell 1000 Index Fund           1/10
iShares Russell 1000 Growth Index Fund    1/10
iShares Russell 1000 Value Index Fund     1/10

The Trust reserves the right to adjust the stock prices of iShares in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the applicable Fund. However, the ratio of a Fund's NAV to its Underlying Index would change in such instance.

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                                                                         iShares

Investment Strategies and Risks

Each Fund seeks to achieve its objective by investing in common stocks that comprise the relevant Underlying Index. Each Fund operates as an index fund and will not be actively managed. Adverse performance of a security in a Fund's portfolio will ordinarily not result in the elimination of the security from a Fund's portfolio.

Some Funds will engage in Replication, by which they hold substantially all of the securities of the Underlying Index in approximately the same proportions as reflected in the Underlying Index. Other Funds will engage in Representative Sampling, which is investing in a representative sample of stocks in the Underlying Index, selected by BGFA to have a similar investment profile as the Underlying Index. Stocks selected have aggregate investment characteristics (based on market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures similar to those of the relevant Underlying Index. Funds that use Representative Sampling generally do not hold all of the stocks that are included in the relevant Underlying Index.

    Funds that Use Replication
    --------------------------
iShares S&P 500 Index Fund
iShares S&P 500/BARRA Growth
 Index Fund
iShares S&P 500/BARRA Value
 Index Fund
iShares S&P MidCap 400 Index Fund
iShares S&P MidCap 400/BARRA
 Growth Index Fund
iShares S&P MidCap 400/BARRA Value
 Index Fund
iShares S&P SmallCap 600 Index
 Fund
iShares S&P SmallCap 600/BARRA
 Growth Index Fund
iShares S&P SmallCap 600/BARRA
 Value Index Fund
iShares S&P 100 Index Fund
iShares Dow Jones U.S. Total
 Market Index Fund
iShares Russell 3000 Index Fund
iShares Russell 3000 Growth
 Index Fund
iShares Russell 3000 Value Index
 Fund
iShares Russell 2000 Index Fund
iShares Russell 2000 Growth
 Index Fund
iShares Russell 2000 Value Index
 Fund
iShares Russell 1000 Index Fund
iShares Russell 1000 Growth
 Index Fund
iShares Russell 1000 Value Index
 Fund

  Funds that Use Representative
             Sampling
  -----------------------------
iShares S&P Europe 350 Index Fund
iShares S&P/TSE 60 Index Fund
iShares Dow Jones U.S. Basic
 Materials Sector Index Fund
iShares Dow Jones U.S. Consumer
 Cyclical Sector Index Fund
iShares Dow Jones U.S. Consumer
 Non-Cyclical Sector Index Fund
iShares Dow Jones U.S. Energy
 Sector Index Fund
iShares Dow Jones U.S. Financial
 Sector Index Fund
iShares Dow Jones U.S. Healthcare
 Sector Index Fund
iShares Dow Jones U.S. Industrial
 Sector Index Fund
iShares Dow Jones U.S. Technology
 Sector Index Fund
iShares Dow Jones U.S.
 Telecommunications Sector Index
 Fund
iShares Dow Jones U.S. Utilities
 Sector Index Fund
iShares Dow Jones U.S. Chemicals
 Index Fund
iShares Dow Jones U.S. Financial
 Services Index Fund
iShares Dow Jones U.S. Internet
 Index Fund
iShares Dow Jones U.S. Real Estate
 Index Fund


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                                                                          page 5

At least 90% of each Fund's total assets will be invested in stocks in its Underlying Index. A Fund may also invest up to 10% of its total assets in futures, options and swap contracts (in each case related to the Underlying Index and its component stocks), cash and cash equivalents, as well as in stocks not included in its Underlying Index if BGFA determines this to be appropriate in light of the Fund's investment objective and relevant investment constraints. The following examples illustrate the circumstances in which a Fund would hold stocks not included in its Underlying Index. First, in order to reflect various corporate actions (such as mergers) and other changes in the Fund's Underlying Index (reconstitutions), a Fund may hold stocks that are announced as additions to the Underlying Index prior to their actual date of inclusion in such index. Second, a Fund may hold stocks that have been recently deleted from its Underlying Index due to various corporate action and reconstitutions. Third, a Fund may invest in stocks outside the Underlying Index when necessary to meet the diversification requirements of a regulated investment company under the Internal Revenue Code (the "Code"). In such cases, the stocks outside the Underlying Index will be stocks in the relevant market, market segment, market sector or group of industries tracked by such Index.

Representative Sampling is used for those Funds where BGFA believes that Replication is not the most effective means to track the Underlying Index. The number of securities, liquidity of underlying securities, restrictions on the ownership of securities, high transaction expenses and other trading costs, and tax and other regulatory restrictions are among the factors which BGFA considers. Although Representative Sampling has been an effective means of approximating index performance in the past, it will not usually enable a Fund to track the Underlying Index's performance with the accuracy achieved by Replication. Each Fund will be reviewed regularly and adjusted, when necessary, to correlate with the relevant Underlying Index.

Lack of Diversification of Certain Funds. The following table sets forth the diversification status of each Fund.

       Diversified Funds                      Non-Diversified Funds
       -----------------                      ---------------------
iShares S&P 500 Index Fund       iShares S&P 500/BARRA Growth Index Fund
iShares S&P 500/BARRA Value      iShares S&P 100 Index Fund
 Index Fund                      iShares S&P/TSE 60 Index Fund
iShares S&P MidCap 400           iShares Dow Jones U.S. Basic Materials Sector
 Index Fund                       Index Fund
iShares S&P MidCap 400/BARRA     iShares Dow Jones U.S. Consumer Cyclical
 Growth Index Fund                Sector Index Fund
iShares S&P MidCap 400/BARRA     iShares Dow Jones U.S. Consumer Non-Cyclical
 Value Index Fund                 Sector Index Fund
iShares S&P SmallCap 600         iShares Dow Jones U.S. Energy Sector Index
 Index Fund                       Fund
iShares S&P SmallCap 600/BARRA   iShares Dow Jones U.S. Financial Sector Index
 Growth Index Fund               Fund
                                 iShares Dow Jones U.S. Healthcare Sector
iShares S&P SmallCap 600/BARRA   Index Fund
 Value Index Fund                iShares Dow Jones U.S. Industrial Sector Index
iShares S&P Europe 350 Index     Fund
 Fund                            iShares Dow Jones U.S. Technology Sector
iShares Dow Jones U.S. Total     Index Fund
 Market Index Fund               iShares Dow Jones U.S. Telecommunications
                                 Sector
iShares Russell 3000 Index Fund  Index Fund
iShares Russell 3000 Growth      iShares Dow Jones U.S. Utilities Sector Index
 Index Fund                      Fund
                                 iShares Dow Jones U.S. Chemicals Index Fund

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                                                                         iShares

       Diversified Funds                      Non-Diversified Funds
       -----------------                      ---------------------
iShares Russell 3000 Value       iShares Dow Jones U.S. Financial Services
 Index Fund                       Index Fund
iShares Russell 2000 Index Fund  iShares Dow Jones U.S. Internet Index Fund
iShares Russell 2000 Growth      iShares Dow Jones U.S. Real Estate Index Fund
 Index Fund                      iShares Russell 1000 Growth Index Fund
iShares Russell 2000 Value
 Index Fund
iShares Russell 1000 Index Fund
iShares Russell 1000 Value
 Index Fund

A "non-diversified" classification means that the Funds are not limited by the 1940 Act with regard to the percentage of their assets that may be invested in the securities of a single issuer. A nondiversified Fund may also concentrate its investments in a particular industry or group of industries, as noted in the descriptions of each such Fund. The stocks of a particular issuer, or of issuers in particular industries, may dominate the Underlying Index of such Funds and, consequently, their investment portfolio. This may adversely affect their performance or subject their iShares to greater price volatility than that experienced by more diversified investment companies.

Each Fund, however (whether diversified or non-diversified), intends to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a "regulated investment company" for purposes of the Code, and to relieve the Fund of any liability for federal income tax to the extent that its earnings are distributed to shareholders. Compliance with the diversification requirements of the Code severely limits the investment flexibility of certain Funds and makes it less likely that such Funds will meet their investment objectives.

Loans of Portfolio Securities. Each Fund may lend its investment securities to approved borrowers. Investors Bank and Trust serves as the lending agent for the Funds and as such, shares in any net income earned by a Fund. Any gain or loss on the market price of the securities loaned that might occur during the term of the loan would be for the account of the relevant Fund. These loans cannot exceed 30% of a Fund's total assets.

Approved borrowers are brokers, dealers, domestic and foreign banks, or other financial institutions that meet credit or other requirements as established by, and subject to, the review of the Trust's Board of Trustees (the "Board" or the "Trustees"), so long as the terms, the structure and the aggregate amount of such loans are not inconsistent with the 1940 Act and the rules and regulations thereunder or interpretations of the SEC, which require that (i) the borrowers pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government having a value at all times of not less than 100% of the value of the securities loaned (on a "mark-to-market" basis); (ii) the loan be made subject to termination by a Fund at any time; and (iii) a Fund receives reasonable interest on the loan. Securities lending procedures approved by the Board will meet or exceed the requirements stated above and promulgated under the 1940 Act. From time to time, each Fund may return a part of the interest earned from the investment of collateral received from securities loaned to the borrower and/or a third party that is unaffiliated with the Fund and that is acting as a finder.

Repurchase Agreements. Each Fund may enter into repurchase agreements with banks and securities dealers. Such transactions entail the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price, reflecting a market rate of interest unrelated to the coupon rate or

--------------------------------------------------------------------------------

Investment Strategies and Risks
maturity of the purchased securities. Should a Fund enter into a repurchase agreement, each such Fund would maintain custody of the underlying securities prior to their repurchase. Thus, the obligation of the bank or the dealer to pay the repurchase price on the date agreed would be, in effect, secured by such securities. If the value of such securities were less than the repurchase price plus interest, the other party to the agreement would be required to provide additional collateral so that at all times the collateral is at least 100% of the repurchase price plus accrued interest. Default by or bankruptcy of a seller would expose each Fund to possible loss because of adverse market action, expenses or delays in connection with the disposition of the underlying obligations. The financial institutions with which each Fund may enter into repurchase agreements will be banks and non-bank dealers of U.S. Government Securities on the Federal Reserve Bank of New York's list of reporting dealers, if such banks and non-bank dealers are deemed creditworthy by BGFA. BGFA will continue to monitor creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain the value of the securities subject to the agreement to equal at least 100% of the repurchase price (including accrued interest). In addition, BGFA will require that the value of this collateral, after transaction costs (including loss of interest) reasonably expected to be incurred on a default, be equal to or greater than 100% of the repurchase price (including accrued premium) provided in the repurchase agreement or the daily amortization of the difference between the purchase price and the repurchase price specified in the repurchase agreement. BGFA will mark-to-market daily the value of the securities. Under the 1940 Act, repurchase agreements are considered loans.

Reverse Repurchase Agreements. Each Fund may enter into reverse repurchase agreements, which involve the sale of securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. The securities purchased with the funds obtained from the agreement and securities collateralizing the agreement will have maturity dates no later than the repayment date. Generally the effect of such transactions is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases the Fund is able to keep some of the interest income associated with those securities. Such transactions are only advantageous if the Fund has an opportunity to earn a greater rate of interest on the cash derived from these transactions than the interest cost of obtaining the same amount of cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available and each Fund intends to use the reverse repurchase technique only when BGFA believes it will be advantageous to the Fund. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of each Fund's assets. The custodian bank will maintain a separate account for each Fund with securities having a value equal to or greater than such commitments. Under the 1940 Act, reverse repurchase agreements are considered loans.

Currency Transactions. No Fund expects to engage in currency transactions for the purpose of hedging against declines in the value of the Fund's currency. A Fund may enter into foreign currency forward and foreign currency futures contracts to facilitate local securities settlements or to protect against currency exposure in connection with its distributions to shareholders, but may not enter into such contracts for speculative purposes.

A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency futures contract is a contract involving an obligation to deliver or acquire the specified amount of a specific currency, at a specified price and at a specified future time. Futures contracts may be

--------------------------------------------------------------------------------
                                                                         iShares
settled on a net cash payment basis rather than by the sale and delivery of the underlying currency.

Foreign exchange transactions involve a significant degree of risk and the markets in which foreign exchange transactions are effected are highly volatile, highly specialized and highly technical. Significant changes, including changes in liquidity prices, can occur in such markets within very short periods of time, often within minutes. Foreign exchange trading risks include, but are not limited to, exchange rate risk, maturity gap, interest rate risk, and potential interference by foreign governments through regulation of local exchange markets, foreign investment or particular transactions in foreign currency. If BGFA utilizes foreign exchange transactions at an inappropriate time or judges market conditions, trends or correlations incorrectly, foreign exchange transactions may not serve their intended purpose of improving the correlation of a Fund's return with the performance of the Underlying Index and may lower the Fund's return. The Fund could experience losses if the value of its currency forwards, options and futures positions were poorly correlated with its other investments or if it could not close out its positions because of an illiquid market. In addition, each Fund could incur transaction costs, including trading commissions, in connection with certain foreign currency transactions.

Money Market Instruments. Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity. The instruments in which the Fund may invest include: (i) short-term obligations issued by the U.S. Government; (ii) negotiable certificates of deposit ("CDs"), fixed time deposits and bankers' acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase "Prime-1" by Moody's or "A-1+" or "A-1" by S&P or, if unrated, of comparable quality is determined by BGFA; and (iv) repurchase agreements. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker's acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Foreign Securities. Each Fund may purchase publicly traded common stocks of foreign corporations represented in the Underlying Indices. Each Fund's investment in common stock of foreign corporations represented in the Underlying Indices may also be in the form of American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs"). ADRs and GDRs are receipts, typically issued by a bank or trust company, which evidence ownership of underlying securities issued by a foreign corporation.

Investing in the securities of foreign companies involves special risks and considerations not typically associated with investing in U.S. companies. These include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investments in foreign countries, and potential restrictions of the flow of international capital. Foreign companies may be subject to less governmental regulation than U.S. companies. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions.

Investment Companies, REITs. Each Fund may invest in the securities of other investment companies (including money market funds) and real estate investment trusts to the extent allowed by law. Under the 1940 Act, each Fund's investment in investment companies is limited to, subject to certain exceptions, (i) 3% of the total outstanding voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company and (iii) 10% of the Fund's total assets of investment companies in the aggregate.

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Illiquid Securities. Each Fund may invest up to an aggregate amount of 15% of its net assets in illiquid securities. Illiquid securities include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets.

Futures and Options. Each Fund may enter into U.S. or foreign futures contracts, options and options on futures contracts. These futures contracts and options will be used to simulate full investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund will only enter into futures contracts and options on futures contracts that are traded on a U.S. or foreign exchange. No Fund will use futures or options for speculative purposes.

A call option gives a holder the right to purchase a specific security at a specified price ("exercise price") within a specified period of time. A put option gives a holder the right to sell a specific security at a specified price within a specified period of time. The initial purchaser of a call option pays the "writer" a premium, which is paid at the time of purchase and is retained by the writer whether or not such option is exercised. Each Fund may purchase put options to hedge its portfolio against the risk of a decline in the market value of securities held and may purchase call options to hedge against an increase in the price of securities it is committed to purchase. Each Fund may write put and call options along with a long position in options to increase its ability to hedge against a change in the market value of the securities it holds or is committed to purchase.

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. Stock index contracts are based on indices that reflect the market value of common stock of the firms included in the indices. Each Fund may enter into futures contracts to purchase security indices when BGFA anticipates purchasing the underlying securities and believes prices will rise before the purchase will be made. Assets committed to futures contracts will be segregated by the custodian to the extent required by law.

Options on Futures Contracts. An option on a futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of sale, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the NAV of each Fund. The potential for loss related to writing options is unlimited.

Each Fund may purchase and write put and call options on futures contracts that are traded on a U.S. or foreign exchange as a hedge against changes in value of its portfolio securities, or in anticipation of the purchase of securities, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected.

Restrictions on the Use of Futures Contracts and Options on Futures
Contracts. In view of the above considerations, each Fund will comply with the following restriction when purchasing or selling futures. Aggregate initial margin and premiums that are required to

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establish positions other than those considered to be "bona fide hedging" by the Commodity Futures Trading Commission (the "CFTC") will not exceed 5% of each Fund's total market value after taking into account unrealized profits and unrealized losses on any such contracts it has entered into. In addition, each Fund will not purchase options to the extent that more than 5% of the value of such Fund's total assets would be invested in premiums on open put option positions.

Upon entering into a futures contract, a Fund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 7% of the contract amount (this amount is subject to change by the exchange on which the contract is traded). This amount, known as "initial margin", is in the nature of a performance bond or good faith deposit on the contract and is returned to each Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin", to and from the broker will be made daily as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to expiration of a futures contract, each Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund's existing position in the contract.

Swap Agreements. Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party based on the change in market value or level of a specified rate, index or asset. In return, the other party agrees to make periodic payments to the first party based on the return of a different specified rate, index or asset. Swap agreements will usually be done on a net basis, the Fund receiving or paying, only the net amount of the two payments. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or high liquid securities having an aggregate value at least equal to the accrued excess is maintained in an account at the Trust's custodian bank.

The use of interest-rate and index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. These transactions generally do not involve the delivery of securities or other underlying assets or principal.

Future Developments. The Board may, in the future, authorize each Fund to invest in securities contracts and investments other than those listed in this Statement of Additional Information and in the Prospectus, provided they are consistent with each Fund's investment objective and do not violate any investment restrictions or policies.

General Considerations and Risks. A discussion of the risks associated with an investment in a Fund is contained in the Prospectus in the Principal Risk Factors Common to All Funds and the Shareholder Information sections. The discussion below supplements, and should be read in conjunction with, these sections of the Prospectus.

An investment in a Fund should be made with an understanding that the value of a Fund's portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of common stocks in general and other factors that affect the market.

An investment in a Fund should also be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of iShares). Common stocks are susceptible to general stock market

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fluctuations and to volatile increases and decreases in value as market confidence and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises.

Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors, or holders of debt obligations or preferred stocks. Further, unlike debt securities which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.

Although most of the securities in the Underlying Indices are listed on a national securities exchange, the principal trading market for some may be in the over-the-counter market. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of a Fund's iShares will be adversely affected if trading markets for a Fund's portfolio securities are limited or absent, or if bid/ask spreads are wide.

Risks of Futures and Options Transactions. There are several risks accompanying the utilization of futures contracts and options on futures contracts. First, a position in futures contracts and options on futures contracts may be closed only on the exchange on which the contract was made (or a linked exchange). While each Fund plans to utilize futures contracts only if an active market exists for such contracts, there is no guarantee that a liquid market will exist for the contract at a specified time. Furthermore, because, by definition, futures contracts project price levels in the future and not current levels of valuation, market circumstances may result in a discrepancy between the price of the stock index future and the movement in the underlying Index. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, a Fund may be required to deliver the instruments underlying future contracts it has sold.

The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) is potentially unlimited. The Funds do not plan to use futures and options contracts in this way. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. The Funds, however, intend to utilize futures and options contracts in a manner designed to limit their risk exposure to levels comparable to direct investment in stocks.

Utilization of futures and options on futures by a Fund involves the risk of imperfect or even negative correlation to the Underlying Index if the index underlying the futures contract differs from the Underlying Index. There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom a Fund has an open

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position in the futures contract or option. The purchase of put or call options will be based upon predictions by BGFA as to anticipated trends, which predictions could prove to be incorrect.

Because the futures market imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations. Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount by which the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting each Fund to substantial losses. In the event of adverse price movements, each Fund would be required to make daily cash payments of variation margin.

Although each Fund intends to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time.

Risks of Swap Agreements. The risk of loss with respect to swaps generally is limited to the net amount of payments that a Fund is contractually obligated to make. Swap agreements are subject to the risk that the swap counterparty will default on its obligations. If such a default occurs, a Fund will have contractual remedies pursuant to the agreements related to the transaction. However, such remedies may be subject to bankruptcy and insolvency laws which could affect such Fund's rights as a creditor -- e.g. a Fund may not receive the net amount of payments that it contractually is entitled to receive.

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Construction and Maintenance Standards for the Underlying Indices

Index Dissemination. The AMEX intends to disseminate every fifteen seconds the approximate value of the iShares of every Fund except of the iShares S&P Europe 350 Index Fund and the iShares S&P/TSE 60 Index Fund. Bloomberg will provide approximate values for those Funds on a similar basis. This approximate value should not be viewed as a "real-time" update of the NAV per iShare of any Fund, because it may not be calculated in the same manner as the NAV, which is computed once a day. The Funds are not involved in, or responsible for, the calculation or dissemination of such amount and make no warranty as to its accuracy.

Brief descriptions of the Underlying Indices on which the Funds are based and the equity markets in which the Funds are invested are provided below.

The S&P Indices Generally.

Component Selection Criteria. The Standard & Poor's Index Committee is responsible for the overall management of the S&P Indices. Companies selected for the indices represent a broad range of industry segments within the U.S. economy. The starting universe, all U.S. publicly traded companies, is screened to eliminate ADRs, mutual funds, limited partnerships, royalty trusts, and REITs. The following criteria are then analyzed to determine a company's eligibility for inclusion in the indices. Ownership of a company's outstanding common shares is carefully analyzed in order to screen out closely held companies. The trading volume of a company's stock is analyzed to ensure ample liquidity and efficient share pricing. Both the financial and operating condition of a company are rigorously analyzed.

Issue Changes. A Company will be removed from the S&P Indices as a result of mergers/acquisitions, bankruptcy, restructuring, or if it is no longer representative of its industry group. A company is removed from the relevant index as close as possible to the actual date on which the event occurred. A company can be removed from an index because it no longer meets current criteria for inclusion and/or is no longer representative of its industry group. All replacement companies are selected based on the above component section criteria.

Index Maintenance. Maintaining the S&P Indices includes monitoring and completing the adjustments for company additions and deletions, share changes, stock splits, stock dividends, and stock price adjustments due to restructuring and spin-offs. Share changes of less than 5% are only updated on a quarterly basis on the Friday near the end of the calendar quarter. The divisor is adjusted for changes in company structure to leave the value of the S&P Indices unaffected. All divisor adjustments are made after the close of trading and after the calculation of the closing value of the S&P Indices.

Index Availability. The S&P Indices are calculated continuously and widely disseminated to major data vendors.

S&P 500 Index
Number of Components: 500

Index Description. The Standard & Poor's 500 Index measures the performance of the large-capitalization sector of the U.S. equity market. It serves as the underlying index for the S&P 500/BARRA Growth and Value Index series. It is a capitalization-weighted index

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from a broad range of industries chosen for market size, liquidity, and industry group representation. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. These are summed for all 500 stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The S&P 500 Index represents approximately 77% of the market capitalization of listed U.S. equities. As of March 31, 2000, the ten largest companies in the Index were Microsoft Corporation, Cisco Systems Inc., General Electric Company, Intel Corporation, Exxon Mobil Corporation, Wal-Mart Stores, Inc., Oracle Corporation, International Business Machines Corporation, Citigroup, Inc., and Lucent Technologies Inc.

S&P 500/BARRA Growth Index
Number of Components: approximately 110

Index Description. The S&P 500/BARRA Growth Index measures the performance of the large-capitalization growth sector of the U.S. equity market. It is a subset of the S&P 500 Index and consists of those companies with the highest price-to-book ratios within the S&P 500 Index representing approximately 50% of the market capitalization of that index. It is a capitalization-weighted index representing stocks from a broad range of industries. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. The base value for the S&P 500/BARRA Growth Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The S&P 500/BARRA Growth Index represents approximately 38% of the market capitalization of listed U.S. equities. As of March 31, 2000, the ten largest companies in the Index were Microsoft Corporation, Cisco Systems Inc., General Electric Company, Intel Corporation, Wal-Mart Stores, Inc., Oracle Corporation, International Business Machines Corporation, Lucent Technologies Inc., Nortel Networks Corporation and America Online, Inc.

S&P 500/BARRA Value Index
Number of Components: approximately 390

Index Description. The S&P 500/BARRA Value Index measures the large-capitalization value sector of the U.S. equity market. It is a subset of the S&P 500 Index and consists of those companies with the lowest price-to-book ratios within the S&P 500 Index representing approximately 50% of the market capitalization of that index. It is a capitalization-weighted index representing stocks from a broad range of industries. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. The base value for the S&P 500/BARRA Value Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The S&P 500/BARRA Value Index represents approximately 38% of the market capitalization of listed U.S. equities. As of March 31, 2000, the ten largest companies in the Index were Exxon Mobil Corporation, Citigroup, Inc., AT&T Corporation, American International Group, Inc., Hewlett Packard Co., MCI Worldcom, Inc., Royal Dutch Petroleum Co., Motorola Inc., Bell Atlantic Corporation and Morgan Stanley Dean Witter Discover & Company.

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S&P MidCap 400 Index
Number of Components: 400

Index Description. The S&P 400 MidCap Index measures the performance of the mid-capitalization sector of the U.S. equity market. It serves as the underlying index for the S&P 400/BARRA Growth and Value Index series. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. These are summed for all stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Index is a benchmark for performance measurement of the mid-capitalization segment of the U.S. equity market. The S&P MidCap 400 Index represents approximately 6% of the market capitalization of listed U.S. equities. As of March 31, 2000, the ten largest companies in the Index were Veritas Software Corporation, Siebel Systems, Inc., Maxim Integrated Products, Inc., Altera Corporation, Linear Technology Corporation, Vitesse Semiconductor Corporation, Medimmune Inc., Univision Communications, Inc., Atmel Corporation and Intuit.

S&P MidCap 400/BARRA Growth Index
Number of Components: approximately 126

Index Description. The S&P MidCap 400/BARRA Growth Index measures the performance of the mid-capitalization growth sector of the U.S. equity market. It is a subset of the S&P 400 Index and consists of those companies with the highest price-to-book ratios within the S&P 400 Index representing approximately 50% of the market capitalization of that index. It is a capitalization-weighted index representing stocks from a broad range of industries. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. The base value for the S&P MidCap 400/BARRA Growth Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The S&P MidCap 400/BARRA Growth Index represents approximately 3.25% of the market capitalization of listed U.S. equities. As of March 31, 2000, the ten largest companies in the Index were Veritas Software Corporation, Siebel Systems Inc., Maxim Integrated Products, Inc., Altera Corporation, Linear Technology Corporation, Vitesse Semiconductor Corporation, Medimmune Inc., Univision Communications, Inc., Atmel Corporation and Intuit.

S&P MidCap 400/BARRA Value Index
Number of Components: approximately 274

Index Description. The S&P MidCap 400/BARRA Value Index measures the performance of the mid-capitalization value sector of the U.S. equity market. It is a subset of the S&P 400 Index and consists of those companies with the lowest price-to-book ratios within the S&P 400 Index representing approximately 50% of the market capitalization of that index. It is a capitalization-weighted index representing stocks from a broad range of industries. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. The base value for the S&P MidCap 400/BARRA Value Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The S&P MidCap 400/BARRA Value Index represents approximately 3.25% of the market capitalization of listed U.S. equities. As of

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March 31, 2000, the ten largest companies in the Index were Dynegy Inc.,
Montana Power Company, Telephone and Data Systems Inc., Weatherford International Inc., Marshall & Ilsley Corporation, BJ Services Company, Noble Drilling Corporation, Washington Post Company, Ensco International Inc. and Sungard Data Systems Inc.

S&P SmallCap 600 Index
Number of Components: 600

Index Description. The S&P SmallCap 600 Index measures the performance of the small-capitalization sector of the U.S. equity market. It serves as the underlying index for the S&P 600/BARRA Growth and Value Index series. It is a capitalization-weighted index from a broad range of industries chosen for market size, liquidity, and industry group representation. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. These are summed for all stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The S&P 600 Index represents approximately 2.5% of the market capitalization of listed U.S. equities. As of March 31, 2000, the ten largest companies in the Index were Mercury Interactive Corporation, MarchFirst Inc., IDEC Pharmaceuticals Corporation, Micrel Inc., U.S. TR Corporation, Lattice Semiconductor Corporation, Burr Brown Corporation, C-Cube Microsystems, Inc., Kemet Corporation and Gentex Corporation.

S&P SmallCap 600/BARRA Growth Index
Number of Components: approximately 197

Index Description. The S&P SmallCap 600/BARRA Growth Index measures the performance of the small-capitalization growth sector of the U.S. equity market. It is a subset of the S&P 600 Index and consists of those companies with the highest price-to-book ratios within the S&P 600 Index representing approximately 50% of the market capitalization of that index. It is a capitalization-weighted index representing stocks from a broad range of industries. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. The base value for the S&P SmallCap 600/BARRA Growth Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The S&P SmallCap 600/BARRA Growth Index represents approximately 1.5% of the market capitalization of listed U.S. equities. As of March 31, 2000, the ten largest companies in the Index were Mercury Interactive Corporation, MarchFirst Corporation IDEC Pharmaceuticals Corporation, Micrel Inc., U.S. TR Corporation, Lattice Semiconductor Corporation, Burr Brown Corporation., C-Cube Microsystems, Inc., Kemet Corporation and Gentex Corporation.

S&P SmallCap 600/BARRA Value Index
Number of Components: approximately 403

Index Description. The S&P SmallCap 600/BARRA Value Index measures the performance of the small-capitalization value sector of the U.S. equity market. It is a subset of the S&P 600 Index and consists of those companies with the lowest price-to-book ratios within the S&P 600 Index representing approximately 50% of the market capitalization of that index. It is a capitalization-weighted index representing stocks from a broad range of industries. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component's price change is proportional to the issue's

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total market value, which is the share price multiplied by the number of shares outstanding. The base value for the S&P MidCap 600/BARRA Value Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The S&P MidCap 600/BARRA Value Index represents approximately 1.5% of the market capitalization of listed U.S. equities. As of March 31, 2000, the ten largest companies in the Index were International Rectifier Corporation, Centura Banks Inc., Radian Group, Inc. (formerly CMAC Investment Corporation), Zale Corporation, Snyder Communications, Inc., Silicon VY Bancshares, S3 Inc., Stillwater Management Company, Universal Health Services Inc. and Newfield
Expl. Company.

S&P 100 Index
Number of Components: 100

Index Description. The S&P 100 Index measures the performance of the large capitalization sector of the U.S. equity market. It is a subset of the S&P 500 Index. The Index is a capitalization-weighted index representing stocks from a broad range of industries, chosen for market size, liquidity and industry group representation. The S&P 100 Index is a widely tracked index for blue-chip stocks. The S&P 100 serves as the basis for the S&P 100 options contract which trades on the CBOE. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price times the number of shares outstanding. These are summed for all 100 stocks and divided by a predetermined base value. The base value of the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The S&P 100 Index represents approximately 40% of the market capitalization of listed U.S. equities. As of June 30, 2000, the ten largest companies in the Index were General Electric Company, Intel Corporation, Cisco Systems Inc., Microsoft Corporation, Exxon Mobil Corporation, Wal Mart Stores Inc., Oracle Corporation, CitiGroup Inc., Nortel Networks Corporation and International Business Machines Corporation.

S&P Europe 350 Index
Number of Components: 350

Index Description. The Standard & Poor's Europe 350 Index measures the performance of equities in the continental European region, made up of fifteen markets: Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. The index is a capitalization-weighted index of 350 stocks providing geographic and economic diversity over S&P's ten market sectors, each chosen for market size, liquidity, and industry group representation. The market capitalization of index constituent companies is adjusted to reflect only those shares, which are available to foreign investors. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. As of March 31, 2000, the ten largest companies in the Index were Vodafone AirTouch, Nokia AB Oyj, BP Amoco, Ericsson B, British Telecommunications, Royal Dutch Petroleum Company, Total Fina S.A., Glaxo Wellcome, HSBC Holdings and Novartis.

S&P/TSE 60 Index
Number of Components: 60

Index Description. The S&P/TSE 60 Index measures the performance of equities in the Canadian marketplace. It is a capitalization-weighted index from a broad range of

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industries chosen for market size, liquidity, and industry group representation. The market capitalization of index's constituent companies is adjusted to reflect only those shares available for investment by the general public. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. These are summed for all stocks and divided by a predetermined base value. The base value for the index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. As of March 31, 2000, the ten largest companies in the Index were Nortel Networks Corporation, BCE, Inc., The Seagram Company Ltd., Toronto-Dominion Bank, Royal Bank of Canada, Bombardier Inc., Canadian Imperial Bank of Commerce, Bank of Nova Scotia, Bank of Montreal and Celestica.

The Dow Jones Indices Generally.

Component Selection Criteria. The Dow Jones Indices are reconstituted quarterly to reflect changes in the marketplace. All companies listed on a U.S. exchange or the NASDAQ are considered for inclusion in the indices with the following rules and exceptions. Stocks must have a minimum trade history of 6 months on the re-balancing date to be eligible for inclusion. All foreign issues including ADRs and GDRs are eliminated from the universe, as well as all non-common equity issues such as preferred stocks, convertible notes, warrants, rights, closed-end funds, trust receipts, limited liabilities companies, royalty trusts, units, limited partnerships, over-the-counter bulletin boards, and pink sheet stocks. Also deleted from the universe are all companies that are at least 75% owned by another company and stocks with more than 10 non-trading days in a quarter. After component selection, stocks are weighted by their available market capitalization, which is calculated by multiplying the primary market closing price by the adjusted shares. The remaining universe is ranked by decreasing total market capitalization with cumulative percentages and broken into three groups. The Large Cap Index represents the top 70% of the cumulative market value of the U.S. equity universe, the Mid Cap Index represents the next 20% of the universe, and the Small Cap Index represents half of the remaining 10% of the equity universe. Combined, the Total Market Index represents 95% of the U.S. equity universe.

Issue Changes. Changes to the indices are reflective of changes made to each of the sub-indices that it represents. Each index is reviewed and rebalanced quarterly to maintain accurate representation of each segment. Securities that leave the index between reconstitution dates are not replaced. Thus, the number of securities in the indices over the quarter will fluctuate according to corporate activity. When a stock is acquired, delisted, or moves to the pink sheets or OTC bulletin boards, the stock is deleted from the index. The only additions between quarterly re-balancing are as a result of spin-offs.

Index Maintenance. Maintaining the Dow Jones Indices includes monitoring and completing the adjustments for the company additions and deletions, share changes, stock splits, stock dividends, and stock price adjustments due to restructuring and spin-offs. The divisor is adjusted for all changes in company market value to leave the value of the relevant index unaffected. All divisor adjustments are made after the close of trading and after the calculation of the closing value of the applicable index. Each component is limited to a maximum market capitalization of 25% of the index weight, and sum of the weights of all issues greater than 5% of the index is limited to 50% of the index total. If components fail either rule, their market capitalization will be reduced to meet the set guidelines.

Index Availability. The Dow Jones Indices are calculated continuously and are available from major data vendors.

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Dow Jones U.S. Total Market Index
Number of Components: approximately 2,024

Index Description. The Dow Jones Total Market Index measures the performance of the U.S. equity broad markets. It serves as the underlying index in the Dow Jones U.S. Large Cap Index, Dow Jones U.S. Mid-Cap Index, Dow Jones U.S. Small-Cap Index and the Dow Jones U.S. sector indices. The Dow Jones U.S. Total Market Index is a capitalization-weighted index, so the impact of a component's price change is proportional to the issue's total market value, which is the share price times the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Dow Jones U.S. Total Market Index represents 95% of the market capitalization of listed U.S. equities. As of March 31, 2000, the ten largest companies in the Index were Microsoft Corporation, Cisco Systems Inc., General Electric Company, Intel Corporation, Exxon Mobil Corporation, Wal-Mart Stores, Inc., Oracle Corporation, International Business Machines Corporation, Citigroup, Inc. and Lucent Technologies Inc.

Dow Jones U.S. Basic Materials Sector Index
Number of Components: approximately 87

Index Description. The Dow Jones U.S. Basic Materials Sector Index measures the performance of the basic materials economic sector of the U.S. equity market. The index is a subset of the Dow Jones U.S. Total Market Index. The Dow Jones U.S. Basic Materials Sector Index is capitalization-weighted and includes only companies in the Basic Materials sector of the Dow Jones U.S. Total Market Index. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Dow Jones U.S. Basic Materials Sector Index represents approximately 2.5% of the market capitalization of listed U.S. equities. As of March 31, 2000, the ten largest companies in the Index were E. I. DuPont de Nemours and Company, Alcoa, Inc., The Dow Chemical Company, International Paper Co., Weyerhaeuser Company, Rohm & Haas Company, Union Carbide Corporation, Avery Dennison Corporation, Georgia Pacific Corporation and Praxair Inc.

Dow Jones U.S. Consumer Cyclical Sector Index
Number of Components: approximately 343

Index Description. The Dow Jones U.S. Consumer Cyclical Sector Index measures the performance of the consumer cyclical economic sector of the U.S. equity market. The index is a subset of the Dow Jones U.S. Total Market Index. The Dow Jones U.S. Consumer Cyclical Sector Index is capitalization-weighted and includes only companies in the Consumer Cyclical sector of the Dow Jones U.S. Total Market Index. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Dow Jones U.S. Consumer Cyclical Sector Index represents approximately 13% of the market capitalization of listed U.S. equities. As of March 31, 2000, the ten largest companies in the Index were Wal-Mart

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Stores, Inc., The Home Depot, Inc., Time Warner, Inc., The Walt Disney Company,
General Motors Corporation, Ford Motor Company, McDonald's Corporation,
MediaOne Group, Inc., CBS Corporation and Gap Inc.

Dow Jones U.S. Consumer Non-Cyclical Sector Index
Number of Components: approximately 148

Index Description. The Dow Jones U.S. Non-Cyclical Sector Index measures the performance of the non-cyclical economic sector of the U.S. equity market. The index is a subset of the Dow Jones U.S. Total Market Index. The Dow Jones U.S. Non-Cyclical Sector Index is capitalization-weighted and includes only companies in the Non-Cyclical sector of the Dow Jones U.S. Total Market Index. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Dow Jones U.S. Non-Cyclical Sector Index represents approximately 9% of the market capitalization of listed U.S. equities. As of March 31, 2000, the ten largest companies in the Index were America Online, Inc., The Coca-Cola Company, Yahoo! Inc., The Procter & Gamble Company, Pepsico Inc., Philip Morris Companies, Inc., The Gillette Company, Colgate-Palmolive Company, Kimberly-Clark Corporation and Anheuser-Busch Companies, Inc.

Dow Jones U.S. Energy Sector Index
Number of Components: approximately 88

Index Description. The Dow Jones U.S. Energy Sector Index measures the performance of the energy economic sector of the U.S. equity market. The Dow Jones U.S. Energy Sector Index is a subset of the Dow Jones U.S. Total Market Index. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Dow Jones U.S. Energy Sector Index represents approximately 5% of the market capitalization of listed U.S. equities. As of March 31, 2000, the ten largest companies in the Index were Exxon Mobil Corporation, Chevron Corporation, Schlumberger Limited, Texaco, Inc., Atlantic Richfield Co., Williams Companies Inc., Halliburton Company, Phillips Petroleum Co., Conoco Inc. and Transocean Sedco Forex Inc.

Dow Jones U.S. Financial Sector Index
Number of Components: approximately 344

Index Description. The Dow Jones U.S. Financial Sector Index measures the performance of the financial economic sector of the U.S. equity market. The index is a subset of the Dow Jones U.S. Total Market Index. The Dow Jones U.S. Financial Sector Index is capitalization-weighted and includes only companies in the financial sector of the Dow Jones U.S. Total Market Index. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Dow Jones

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U.S. Financial Sector Index represents approximately 16% of the market capitalization of listed U.S. equities. As of March 31, 2000, the ten largest companies in the Index were Citigroup, Inc., American International Group
(AIG), Morgan Stanley Dean Witter Discover & Co., Bank of America Corporation, The Chase Manhattan Corporation, Wells Fargo & Co., American Express Co., Federal National Mtg. Association, Schwab Charles Corporation and Bank One Corporation.

Dow Jones U.S. Healthcare Sector Index
Number of Components: approximately 171

Index Description. The Dow Jones U.S. Healthcare Sector Index measures the performance of the Healthcare economic sector of the U.S. equity market. This Dow Jones U.S. Healthcare Sector Index is a subset of the Dow Jones U.S. Total Market Index. The Dow Jones U.S. Healthcare Sector Index is capitalization-weighted and includes only companies in the Healthcare Sector of the Dow Jones U.S. Total Market Index. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Dow Jones U.S. Healthcare Sector Index represents approximately 10% of the market capitalization of listed U.S. equities. As of March 31, 2000, the ten largest companies in the Index were Merck & Co., Inc., Pfizer Inc., Bristol-Myers Squibb Co., Johnson & Johnson, Warner-Lambert Company, American Home Products Corporation, Lilly Eli & Co., Amgen, Inc., Medtronic Inc. and Abbott Labs.

Dow Jones U.S. Industrial Sector Index
Number of Components: approximately 382

Index Description. The Dow Jones U.S. Industrial Sector Index measures the performance of the Industrial economic sector of the U.S. equity market. The Dow Jones U.S. Industrial Index is a subset of the Dow Jones U.S. Total Market Index. The Dow Jones U.S. Industrial Sector Index is capitalization-weighted and includes only companies in the Industrial sector of the Dow Jones U.S. Total Market Index. The component stocks are weighted according to the total value of their outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Dow Jones U.S. Industrial Sector Index represents approximately 11% of the market capitalization of listed U.S. equities. As of March 31, 2000, the ten largest companies in the Index were General Electric Company, Tyco International Ltd., JDS Uniphase Corporation, Corning Inc., Honeywell International Inc., Boeing Co., Minnesota Mining & Manufacturing Company, Automatic Data Processing, Electronic Data Systems and United Technologies Corporation.

Dow Jones U.S. Technology Sector Index
Number of Components: approximately 319

Index Description. The Dow Jones U.S. Technology Sector Index measures the performance of the Technology economic sector of the U.S. equity market. The Dow Jones U.S. Technology Sector Index is a subset of the Dow Jones U.S. Total Market Index. The Dow Jones U.S. Technology Index is capitalization-weighted and includes only companies in the Technology sector of the Dow Jones U.S. Total Market Index. The component stocks

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are weighted according to the total market value of their outstanding shares.
The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Dow Jones U.S. Technology Sector Index represents approximately 19% of the market capitalization of listed U.S. equities. As of March 31, 2000, the ten largest companies in the Index were Microsoft Corporation, Cisco Systems Inc., Intel Corporation, Oracle Corporation, International Business Machines Corporation, Lucent Technologies Inc., Sun Microsystems, Inc., Dell Computer Corporation, Hewlett-Packard Company and Texas Instruments Inc.

Dow Jones U.S. Telecommunications Sector Index
Number of Components: approximately 54

Index Description. The Dow Jones U.S. Telecommunications Sector Index measures the performance of the Telecommunications economic sector of the U.S. equity market. The Dow Jones U.S. Telecommunications Sector Index is a subset of the Dow Jones U.S. Total Market Index. The Dow Jones U.S. Telecommunications Sector Index is capitalization-weighted and includes only companies in the Telecommunications sector of the Dow Jones U.S. Total Market Index. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Dow Jones U.S. Telecommunications Sector Index represents approximately 7% of the market capitalization of listed U.S. equities. As of March 31, 2000, the ten largest companies in the Index were AT&T Corporation, SBC Communications, MCI Worldcom, Inc., Bell Atlantic Corporation, BellSouth Corporation, GTE Corporation, Sprint Corporation , Sprint Corporation (PCSA), Nextel Communications Inc., Sprint Corporation (UT) and US West Inc.

Dow Jones U.S. Utilities Sector Index
Number of Components: approximately 88

Index Description. The Dow Jones U.S. Utilities Sector Index measures the performance of the utilities economic sector of the U.S. equity market. The Dow Jones U.S. Utilities Sector Index is a subset of the Dow Jones U.S. Total Market Index. The Dow Jones U.S. Utilities Sector Index is capitalization-weighted and includes only companies in the Utilities sector of the Dow Jones U.S. Total Market Index. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Dow Jones U.S. Utilities Sector Index represents approximately 2.5% of the market capitalization of listed U.S. equities. As of March 31, 2000, the ten largest companies in the Index were Enron Corporation, Duke Energy Corporation, AES Corporation, Southern Company, Dominion Res. Inc., Dynegy Inc., FPL Group Inc., Texas Utilities Company, PG&E Corporation and Unicom Corporation.

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Dow Jones U.S. Chemicals Index
Number of Components: approximately 43

Index Description. The Dow Jones U.S. Chemicals Index measures the performance of the chemicals industry of the U.S. equity market. The index is a subset of the Dow Jones U.S. Basic Materials Sector Index. The Dow Jones U.S. Chemical Index is capitalization-weighted and includes only companies in the chemicals industry of the Dow Jones U.S. Total Market Index. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Dow Jones U.S. Chemicals Index represents approximately 1.5% of the market capitalization of listed U.S. equities. As of March 31, 2000, the ten largest companies in the Index were E.
I. DuPont de Nemours and Company, The Dow Chemical Company, Rohm & Haas Company, Union Carbide Corporation, Avery Dennison Corporation, Praxair Inc., Air Products and Chemicals, Inc., Ecolab, Inc., Eastman Chemical Company and Sigma-Aldrich Corporation.

Dow Jones U.S. Financial Services Index
Number of Components: approximately 204

Index Description. The Dow Jones U.S. Financial Services Index measures the performance of the financial services industry segment of the U.S. equity market. The index is a subset of the Dow Jones U.S. Financial Index. The Dow Jones U.S. Financial Services Index is capitalization-weighted and includes only companies in the Banks, Savings & Loans, Securities Brokerage and Financial Services sectors of the Dow Jones U.S. Financial Index. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Dow Jones U.S. Financial Services Index represents approximately 12% of the market capitalization of listed U.S. equities. As of March 31, 2000, the ten largest companies in the Index were Citigroup, Inc., Morgan Stanley Dean Witter Discover & Co., Bank of America Corporation, Chase Manhattan Corporation, Wells Fargo & Co., American Express Company, Federal National Mtg. Assn., Schwab Charles Corporation, Bank One Corporation and Merrill Lynch & Co. Inc.

Dow Jones U.S. Internet Index
Number of Components: approximately 40

Index Description. The Dow Jones U.S. Internet Index measures the performance of the Internet industry of the U.S. equity market. It includes only companies that generate the majority of their revenues from the Internet and it is comprised of two sub-groups, Internet Commerce and Internet Services. The Index is modified capitalization-weighted, restricting a stock's weighting to 10% of its respective sub-group. The impact of a component's price change is proportional to the issue's total market value in the index, which is the share price times the number of shares. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Index represents approximately 1% of the market capitalization of listed

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U.S. equities. As of March 31, 2000, the ten largest companies in the Index were America Online, Inc., CMGI Inc., Exodus Communications, Inc., Internet Capital Group Inc., Inktomi Corporation, Ariba Inc., 12 Technologies Inc., Verisign Inc., Akamai Technologies Inc. and InfospaceCom Inc.

Dow Jones U.S. Real Estate Index
Number of Components: approximately 78

Index Description. The Dow Jones U.S. Real Estate Index measures the performance of the Real Estate industry of the U.S. equity market. The Dow Jones U.S. Real Estate Index is a subset of the Dow Jones U.S. Financial Index. The Dow Jones U.S. Real Estate Index is capitalization-weighted and includes only companies in the Real Estate industry of the Dow Jones U.S. Financial Index. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Dow Jones U.S. Real Estate Index represents approximately 1% of the market capitalization of listed U.S. equities. As of March 31, 2000, the ten largest companies in the Index were Equity Office Properties Trust, Equity Residential Properties Trust, Starwood Hotels & Resorts Worldwide, Inc., Simon Property Group Inc., Homestore Com Inc., Prologis Trust, Spieker Properties, Inc., Vornado Realty Trust, Archstone Communications Trust and Public Storage, Inc.

The Russell Indices Generally.

Component Selection Criteria. The Russell Indices are reconstituted annually on March 31, to reflect changes in the marketplace. The starting universe for the Russell 3000 Index, all U.S. exchange and OTC listed companies, is ranked by decreasing total market capitalization. The Russell 2000 Index and the Russell 1000 Index are subsets of the Russell 3000 Index. All companies listed on a U.S. exchange or the OTC are considered for inclusion in the indices with the following rules and exceptions. Stocks must trade at or above $1.00 on May 31 to be eligible for inclusion. Only one class of security is allowed into the indices, however, special cases may exist if it is determined that each class acts independent of the other. Stocks domiciled in other countries are excluded. Also excluded are preferred and convertible preferred stock, participating preferred stock, redeemable shares, warrants and rights, trust receipts, royalty trusts, limited liability companies, OTC bulletin boards and pink sheet stocks, mutual funds, limited partnerships, and foreign stocks. After component selection, stocks are weighted by their available market capitalization, which is calculated by multiplying the composite closing price by the adjusted shares. The purpose of this adjustment is to exclude the capitalization that is not available for purchase and is not part of the investing opportunity set.

Issue Changes. Securities that leave the Russell Indices between reconstitution dates are not replaced. Thus, the number of securities in the indices over the year will fluctuate according to corporate activity. When a stock is acquired, delisted, or moves to the pink sheets or OTC bulletin boards, the stock is deleted from the relevant indices. When acquisitions or mergers take place, the stock's capitalization moves to the acquiring stock, hence, mergers have no effect on index total capitalization if the acquiring stock is part of the index. The only additions between reconstitution dates are as a result of spin-offs.

Index Maintenance. Maintaining the Russell Indices includes monitoring and completing the adjustments for company additions and deletions, share changes, stock splits, stock

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dividends, and stock price adjustments due to restructuring and spin-offs. In addition, significant float adjustments due to corporate actions are made month-end. The divisor is adjusted for all changes in company market value to leave the value of the indices unaffected. All divisor adjustments are made after the close of trading and after the calculation of the closing value of the Russell Indices.

Russell 3000 Index
Number of Components: approximately 2,769

Index Description. The Russell 3000 Index measures the performance of the U.S. equity broad market. It serves as the underlying index for Russell 3000 Growth and Value series and the Russell 1000 and Russell 2000 Indices, as well as each respective Growth and Value series. It is a capitalization-weighted index of the 3000 largest companies domiciled in the U.S. and its territories. Component companies are adjusted for available float, weighted according to the market value of their available outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Russell 3000 Index represents approximately 86% of the market capitalization of listed U.S. equities. As of March 31, 2000, the ten largest companies in the Index were Cisco Systems Inc., General Electric Company, Intel Corporation, Microsoft Corporation, Exxon Mobil Corporation, International Business Machines Corporation, Citigroup, Inc., Lucent Technologies Inc., AT&T Corporation and Oracle Corporation.

Russell 3000 Growth Index
Number of Components: approximately 1,728

Index Description. The Russell 3000 Growth Index measures the growth sector of the U.S. equity broad market. It is a subset of the Russell 3000 Index. It is capitalization-weighted index and consisting of those Russell 3000 companies with higher price-to-book ratios and higher forecasted growth and represents approximately 50% of the total market capitalization of the Russell 3000 Index. Component companies are adjusted for available float, weighted according to the market value of their available outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Russell 3000 Growth Index represents approximately 43% of the market capitalization of listed U.S. equities. As of March 31, 2000, the ten largest companies in the Index were Cisco Systems Inc., General Electric Company, Intel Corporation, Microsoft Corporation, Lucent Technologies Inc., International Business Machines Corporation, Oracle Corporation, Wal-Mart Stores, Inc., America Online, Inc., and The Home Depot, Inc.

Russell 3000 Value Index
Number of Components: approximately 1,899

Index Description. The Russell 3000 Value Index measures the value sector of the broad U.S. equity market. It is a subset of the Russell 3000 Index. It is a capitalization-weighted index consisting of those Russell 3000 companies with lower price-to-book ratios and lower forecasted growth and represents approximately 50% of the total market capitalization of the Russell 3000 Index. Component companies are adjusted for available

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float, weighted according to the market value of their available outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Russell 3000 Value Index represents approximately 43% of the market capitalization of listed U.S. equities. As of March 31, 2000, the ten largest companies in the Index were Exxon Mobil Corporation, Citigroup, Inc., AT&T Corp., American International Group, Inc., SBC Communications, Bell Atlantic Corporation, Morgan Stanley Dean Witter Discover & Co., Bank of America Corporation, Bell South Corporation and Walt Disney Co.

Russell 2000 Index
Number of Components: approximately 1,803

Index Description. The Russell 2000 Index measures the small-capitalization sector of the U.S. equity market. It is a subset of the Russell 3000 Index and serves as the underlying index for the Russell 2000 Growth and Value index series. It is a capitalization-weighted index consisting of the 2000 smallest companies in the Russell 3000 Index. Component companies are adjusted for available float, weighted according to the market value of their available outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Russell 2000 Index represents approximately 6% of the market capitalization of listed U.S. equities. As of March 31, 2000, the ten largest companies in the Index were BroadVision, Inc., Microstrategy Incorporated, Mercury Interactive Corporation, Sandisk Corporation, Lam Research Corporation, Cypress Semiconductor Corporation, VerticalNet Inc., Millenium Pharmaceuticals Inc., Amkor Technology Inc. and PE Corporation--Celera Genomics Group.

Russell 2000 Growth Index
Number of Components: approximately 1,209

Index Description. The Russell 2000 Growth Index measures the small-capitalization growth sector of the U.S. equity market. It is a subset of the Russell 2000 Index. It is a capitalization-weighted index consisting of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth and represents approximately 50% of the total market capitalization of the Russell 2000 Index. Component companies are adjusted for available float, weighted according to the market value of their available outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Russell 2000 Growth Index represents approximately 3% of the market capitalization of listed U.S. equities. As of March 31, 2000, the ten largest companies in the Index were BroadVision, Inc., Microstrategy Incorporated, Mercury Interactive Corporation, Sandisk Corporation, VerticalNet Inc., Millennium Pharmaceuticals Inc., Informix Corporation, Advanced Fibre Communication, Amkor Technology Inc. and DII Group.

--------------------------------------------------------------------------------

Construction and Maintenance Standards for the Underlying Indices

Russell 2000 Value Index
Number of Components: approximately 1,182

Index Description. The Russell 2000 Value Index measures the small-capitalization value sector of the U.S. equity market. It is a subset of the Russell 2000 Index. It is a capitalization-weighted index consisting of those Russell 2000 companies with lower price-to-book rations and lower forecasted growth and represents approximately 50% of the total market capitalization of the Russell 2000 Index. Component companies are adjusted for available float, weighted according to the market value of their available outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Russell 2000 Value Index represents approximately 3% of the market capitalization of listed U.S. equities. As of March 31, 2000, the ten largest companies in the Index were PE Corporation-Celera Genomics Group, Integrated Device Technology, Inc., Tektronix, Inc., MRV Communications Inc., Cypress Semiconductor Corporation, Kemet Corporation, Perkinelmer Inc., Quest Diagnostics Inc., Radian Group Inc. and Marine Drilling Cos. Inc.

Russell 1000 Index
Number of Components: approximately 962

Index Description. The Russell 1000 Index measures the performance of the large-capitalization sector of the U.S. equity market. It is a subset of the Russell 3000 Index and serves as the underlying index for the Russell 1000 Growth and Value Indices, and the Russell Top 200 and MidCap series. It is a capitalization-weighted index consisting of the 1000 largest 1000 companies in the Russell 3000. Component companies are adjusted for available float, weighted according to the market value of their available outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Russell 1000 Index represents approximately 80% of the market capitalization of listed U.S. equities. As of March 31, 2000, the ten largest companies in the Index were Cisco Systems Inc., General Electric Company, Intel Corporation, Microsoft Corporation, Exxon Mobil Corporation, International Business Machines Corporation, Citigroup, Inc., Lucent Technologies Inc., AT&T Corporation and Oracle Corporation.

Russell 1000 Growth Index
Number of Components: approximately 519

Index Description. The Russell 1000 Growth Index measures the large-capitalization growth sector of the U.S. equity market. It is a subset of the Russell 1000 Index. It is a capitalization-weighted index consisting of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth and represents approximately 50% of the total market capitalization of the Russell 1000 Index. Component companies are adjusted for available float, weighted according to the market value of their available outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Russell

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                                                                         iShares

1000 Growth Index represents approximately 40% of the market capitalization of listed U.S. equities. As of March 31, 2000, the ten largest companies in the Index were Cisco Systems Inc., General Electric Company, Intel Corporation, Microsoft Corporation, Lucent Technologies Inc., International Business Machines Corporation, Oracle Corporation, Wal-Mart Stores, Inc., America Online, Inc. and The Home Depot, Inc.

Russell 1000 Value Index
Number of Components: approximately 717

Index Description. The Russell 1000 Value Index measures the large-capitalization value sector of the U.S. equity market. It is a subset of the Russell 1000 Index. It is a capitalization-weighted index consisting of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth and represents approximately 50% of the total market capitalization of the Russell 1000 Index. Component companies are adjusted for available float, weighted according to the market value of their available outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price multiplied by the number of shares outstanding. These are summed for all component stocks and divided by a predetermined base value. The base value for the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The Russell 1000 Value Index represents approximately 40% of the market capitalization of listed U.S. equities. As of March 31, 2000, the ten largest companies in the Index were Exxon Mobil Corporation, Citigroup, Inc., AT&T Corporation, American International Group, Inc. (AIG), SBC Communications Inc., Bell Atlantic Corporation, Morgan Stanley Dean Witter Discover & Co., Bank of America Corporation, Bell South Corporation and The Walt Disney Co.

--------------------------------------------------------------------------------

Construction and Maintenance Standards for the Underlying Indices

Investment Limitations

The Board has adopted as fundamental policies each Fund's investment objectives and investment restrictions, numbered one through six below. These restrictions cannot be changed with respect to a Fund without the approval of the holders of a majority of such Fund's outstanding voting securities. A vote of a majority of the outstanding voting securities is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at a fund meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of outstanding voting securities.

No Fund will:

1. Concentrate its investments (i.e. hold 25% or more of its total assets in the stocks of a particular industry or group of industries), except that a Fund will concentrate to approximately the same extent that its Underlying Index concentrates in the stocks of such particular industry or group of industries. For purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. Government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

2. Borrow money, except that (i) each Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (ii) each Fund may, to the extent consistent with its investment policies, enter into repurchase agreements, reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (i) and (ii), each Fund will be limited so that no more than 30% of the value of its total assets (including the amount borrowed) valued at the time the borrowing is made, is derived from such transactions.

3. Issue "senior securities" as defined in the 1940 Act and the rules, regulations and orders thereunder, except as permitted under the 1940 Act and the rules, regulations and orders thereunder.

4. Make loans. This restriction does not apply to: (i) the purchase of debt obligations in which each Fund may invest consistent with its investment objectives and policies; (ii) repurchase agreements and reverse repurchase agreements; and (iii) loans of its portfolio securities, to the fullest extent permitted under the 1940 Act.

5. Purchase or sell real estate, real estate mortgages, commodities or commodity contracts, but this restriction shall not prevent each Fund from trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with each Fund's investment objective and policies).

6. Engage in the business of underwriting securities issued by other persons, except to the extent that each Fund may technically be deemed to be an underwriter under the Securities Act of 1933, as amended (the "Securities Act"), in disposing of portfolio securities.

In addition to the investment restrictions adopted as fundamental policies, set forth above, each Fund will not invest in the securities of a company for the purpose of exercising management or control or purchase or otherwise acquire any illiquid security, except as

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                                                                         iShares
permitted under the 1940 Act, which currently permits up to 15% of each Fund's net assets to be invested in illiquid securities.

For purposes of the percentage limitation on each Fund's investments in illiquid securities, foreign equity securities, though not registered under the Securities Act of 1933, are not deemed illiquid with respect to each Fund if they are otherwise readily marketable. Such securities ordinarily are considered to be "readily marketable" if they are traded on an exchange or another organized market and are not legally restricted from sale by the Fund. BGFA monitors the liquidity of restricted securities in each Fund's portfolio. In reaching liquidity decisions, BGFA considers the following factors:

 . The frequency of trades and quotes for the security;

 . The number of dealers wishing to purchase or sell the security and the number of other potential purchasers;

 . Dealer undertakings to make a market in the security; and

 . The nature of the security and the nature of the marketplace in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer).

If any percentage restriction described above is complied with at the time of an investment, a later increase or decrease in percentage resulting from a change in values of assets will not constitute a violation of such restriction.

--------------------------------------------------------------------------------

Investment Limitations

Continuous Offering

The method by which Creation Unit Aggregations of iShares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of iShares are issued and sold by the Funds on an ongoing basis, at any point a "distribution", as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus-delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Distributor, breaks them down into constituent iShares, and sells such iShares directly to customers, or if it chooses to couple the creation of a supply of new iShares with an active selling effort involving solicitation of secondary market demand for iShares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in iShares, whether or not participating in the distribution of iShares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus-delivery obligation with respect to iShares are reminded that, under the Securities Act Rule 153, a prospectus-delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Listing Exchange is satisfied by the fact that the prospectus is available at the Listing Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

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                                                                         iShares

Management

The following information supplements and should be read in conjunction with the section in the Prospectus entitled Management.

Trustees and Officers. The Board has responsibility for the overall management and operations of the Fund, including general supervision of the duties performed by BGFA and other service providers. The Board currently consists of four (4) Trustees. The Trustee denoted with an asterisk (*) is deemed to be an "interested person" (as defined in the 1940 Act) of the Trust and the Funds.

                                           Principal occupations and affiliations
Name (age) Address       Position                during the past five years
------------------       --------          --------------------------------------
*Nathan Most (86)        Trustee,           President & Chairman of the Board,
PO Box 193               President,         WEBS Index Fund, Inc. (Since 1996)
Burlingame, CA           Treasurer,         Consultant to Barclays Global
94011-0193               Principal          Investors, American Stock Exchange and
                         Financial Officer  the Hong Kong Stock Exchange
                                            Formerly Senior Vice President
                                            American Stock Exchange (New Product
                                            Development) (1976-1996)
                                            Formerly President and Chairman of the
                                            Board, Pacific Commodities Exchange
                                            (1973-1976)
Richard K. Lyons (39)    Trustee            Professor, University of California,
350 Barrows Hall                            Berkeley: Haas School of Business
Haas School of Business                     (Since 1993)
UC Berkeley                                 Professor, Columbia University: School
Berkeley, CA 94720                          of Business & School of International
                                            Affairs (1987--1993)
                                            Member, Council on Foreign Relations
                                            Consultant: IMF World Bank, Federal
                                            Reserve Bank, European Commission and
                                            United Nations
                                            Board of Directors: Matthews
                                            International Funds
George G.C. Parker (60)  Trustee            Associate Dean for Academic Affairs,
Graduate School of                          Director of MBA Program, Professor,
Business,                                   Stanford University: Graduate School
Stanford University                         of Business (Since 1988)
521 Memorial Way,                           Formerly, Director Executive
Room K301                                   Education, Stanford Business School
Stanford, CA 94305                          (1979-1988)
                                            Board of Directors: Affinity Group,
                                            Bailard, Biehl and Kaiser, Inc.,
                                            California Casualty Group of Insurance
                                            Companies, Continental Airlines, Inc.,
                                            Community First Financial Group,
                                            Dresdner/RCM Mutual Funds, H. Warshow
                                            & Sons, Inc.


--------------------------------------------------------------------------------

                                    Principal occupations and affiliations
Name (age) Address        Position        during the past five years
------------------        --------  --------------------------------------
Donna M. McCarthy (33)    Assistant  Director, (formerly Manager) Mutual
Investors Bank and Trust  Treasurer  Fund Administration, Investors Bank
Company                              and Trust Company Formerly, Manager,
200 Clarendon Street                 Business Assurance Group, Coopers &
Boston, MA 02116                     Lybrand (1988-1994)

Jeffrey J. Gaboury (31)   Assistant  Manager, Mutual Fund Administration,
Investors Bank and Trust  Treasurer  Reporting and Compliance, Investors
Company                              Bank and Trust Company (since 1996)
200 Clarendon Street                 Formerly, Assistant Manager, Fund
Boston, MA 02116                     Compliance, Scudder, Stevens & Clark
                                     (1992-1996)

Susan C. Mosher (45)      Secretary  Director & Senior Counsel, Mutual
Investors Bank and Trust             Fund Administration, Investors Bank
Company                              and Trust Company (since 1995)
200 Clarendon Street                 Formerly, Associate Counsel, 440
Boston, MA 02116                     Financial Group (1992-1995)

Sandra I. Madden (33)     Assistant  Associate Counsel, Mutual Fund
Investors Bank and Trust  Secretary  Administration, Investors Bank and
Company                              Trust Company (since 1999)
200 Clarendon Street                 Formerly, Associate, Scudder Kemper
Boston, MA 02116                     Investments, Inc. (1996-1999)

* Mr. Most is deemed to be an "interested person" (as defined in the 1940 Act) of the Trust and the Funds. He serves as Director to iShares, Inc., an investment company with 23 investment portfolios also advised by BGFA, and is a consultant to BGI.

Remuneration of Trustees and Officers. The Trust pays each Trustee an annual fee of $50,000 plus a per meeting fee of $500 for meetings of the Board attended by the Trustee. The Trust also reimburses each Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending such meetings.

Assuming that four (4) regularly scheduled meetings and four (4) special meetings of the Board are held annually, it is estimated that the compensation paid to each Trustee during the calendar year ending December 31, 2000 will be:

                                    Pension or
                      Aggregate     Retirement
                      Estimated      Benefits                      Total Estimated
                     Compensation Accrued As Part    Estimated      Compensation
                       from the      of Trust     Annual Benefits   from the Fund
Name of Trustee         Trust        Expenses     Upon Retirement and Fund Complex*
---------------      ------------ --------------- --------------- -----------------
Nathan Most            $54,000    Not Applicable. Not Applicable.     $123,500
Thomas E. Flanigan**   $54,000    Not Applicable. Not Applicable.     $ 54,000
Richard K. Lyons       $54,000    Not Applicable. Not Applicable.     $ 54,000
George G. C. Parker    $54,000    Not Applicable. Not Applicable.     $ 54,000

*  As of May 31, 2000, there were 59 investment companies in the BGFA Fund
   Complex.
** Thomas E. Flanigan resigned from the Board of Trustees on November 17, 2000.

As of the date of this Prospectus, the Trust has been organized for less than one full calendar year and therefore does not report the total remuneration for the preceding fiscal year.

No Trustee or Officer is entitled to any pension or retirement benefits from the Trust.

Investment Advisor. BGFA serves as investment advisor to each Fund pursuant to an Investment Advisory Agreement between the Trust and BGFA. BGFA is a California

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                                                                         iShares
corporation indirectly owned by Barclays Bank PLC and is registered as an investment advisor under the Investment Advisers Act of 1940 (the "Advisers Act"). Under the Investment Advisory Agreement, BGFA, subject to the supervision of the Board and in conformity with the stated investment policies of each Fund, manages and administers the Trust and the investment of each Fund's assets. BGFA is responsible for placing purchase and sale orders and providing continuous supervision of the investment portfolio of each Fund.

Under the Investment Advisory Agreement, BGFA is responsible for all expenses of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions (which are included in NAV), distribution fees and extraordinary expenses. For its investment management services to each Fund, BGFA will be paid a management fee equal to each Fund's allocable portion of the percentage listed below of such Fund's aggregate net assets.

                                                                Management
iShares Index Fund                                                 Fee
------------------                                              ----------
iShares S&P 500 Index Fund                                         0.09%
iShares S&P 500/BARRA Growth Index Fund                            0.18%
iShares S&P 500/BARRA Value Index Fund                             0.18%
iShares S&P MidCap 400 Index Fund                                  0.20%
iShares S&P MidCap 400/BARRA Growth Index Fund                     0.25%
iShares S&P MidCap 400/BARRA Value Index Fund                      0.25%
iShares S&P SmallCap 600 Index Fund                                0.20%
iShares S&P SmallCap 600/BARRA Growth Index Fund                   0.25%
iShares S&P SmallCap 600/BARRA Value Index Fund                    0.25%
iShares S&P 100 Index Fund                                         0.20%
iShares S&P Europe 350 Index Fund                                  0.60%
iShares S&P/TSE 60 Index Fund                                      0.50%
iShares Dow Jones U.S. Total Market Index Fund                     0.20%
iShares Dow Jones U.S. Basic Materials Sector Index Fund           0.60%
iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund         0.60%
iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund     0.60%
iShares Dow Jones U.S. Energy Sector Index Fund                    0.60%
iShares Dow Jones U.S. Financial Sector Index Fund                 0.60%
iShares Dow Jones U.S. Healthcare Sector Index Fund                0.60%
iShares Dow Jones U.S. Industrial Sector Index Fund                0.60%
iShares Dow Jones U.S. Technology Sector Index Fund                0.60%
iShares Dow Jones U.S. Telecommunications Sector Index Fund        0.60%
iShares Dow Jones U.S. Utilities Sector Index Fund                 0.60%
iShares Dow Jones U.S. Chemicals Index Fund                        0.60%
iShares Dow Jones U.S. Financial Services Composite Index Fund     0.60%
iShares Dow Jones U.S. Internet Index Fund                         0.60%
iShares Dow Jones U.S. Real Estate Index Fund                      0.60%
iShares Russell 3000 Index Fund                                    0.20%
iShares Russell 3000 Growth Index Fund                             0.25%
iShares Russell 3000 Value Index Fund                              0.25%
iShares Russell 2000 Index Fund                                    0.20%
iShares Russell 2000 Growth Index Fund                             0.25%
iShares Russell 2000 Value Index Fund                              0.25%
iShares Russell 1000 Index Fund                                    0.15%
iShares Russell 1000 Growth Index Fund                             0.20%
iShares Russell 1000 Value Index Fund                              0.20%

--------------------------------------------------------------------------------

Management

The Investment Advisory Agreement with respect to each Fund continues in effect for two years from its effective date, and thereafter is subject to annual approval by (i) the Board or (ii) vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, provided that in either event such continuance also is approved by a majority of the Board who are not interested persons (as defined in the 1940 Act) of the Fund, by a vote cast in person at a meeting called for the purpose of voting on such approval.

The Investment Advisory Agreement with respect to each Fund is terminable without penalty, on 60-days notice, by the Board or by a vote of the holders of a majority (as defined in the 1940 Act) of the applicable Fund's outstanding voting securities. The Investment Advisory Agreement is also terminable upon 60 days notice by BGFA and will terminate automatically in the event of its assignment (as defined in the 1940 Act).

Current interpretations of federal banking laws and regulations (i) may prohibit Barclays Bank PLC, Barclays Global Investors, N.A. ("BGI"), and BGFA from controlling, or underwriting the iShares, but (ii) would not prohibit Barclays Bank PLC or BGFA generally from acting as an investment adviser, administrator, transfer agent, or custodian to the Funds or from purchasing iShares as agent for and upon the order of a customer.

BGFA believes that it may perform advisory and related services for the Trust without violating applicable banking laws or regulations. However, the legal requirements and interpretations about the permissible activities of banks and their affiliates may change in the future. These changes could prevent BGFA from continuing to perform services for the Trust. If this happens, the Board would consider selecting other qualified firms. Any new investment advisory agreement would be subject to shareholder approval.

If current restrictions on bank activities with mutual funds were relaxed, BGFA, or its affiliates, would consider performing additional services for the Trust. BGFA cannot predict whether these changes will be enacted, or the terms under which BGFA, or its affiliates, might offer to provide additional services.

The Trust and BGFA have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. The Codes permit personnel subject to the Codes to invest in securities, subject to certain limitations, including securities that may be purchased or held by the Funds.

Administrator, Custodian, Transfer Agent and Securities Lending
Agent. Investors Bank & Trust Co. ("IBT") serves as Administrator, Custodian, Transfer Agent and Securities Lending Agent for the Funds. Its principal address is 200 Clarendon Street, Boston, MA 02111. Under the Administration Agreement with the Trust, IBT provides necessary administrative and accounting services for the maintenance and operations of the Trust and each Fund. In addition, IBT makes available the office space, equipment, personnel and facilities required to provide such services. Under the Custodian Agreement with the Trust, IBT maintains in separate accounts cash, securities and other assets of the Trust and each Fund, keeps all necessary accounts and records, and provides other services. IBT is required, upon the order of the Trust, to deliver securities held by IBT and to make payments for securities purchased by the Trust for each Fund. Also, under a Delegation Agreement, IBT is authorized to appoint certain foreign custodians or foreign custody managers for Fund investments outside the United States. Pursuant to a Transfer Agency and Service Agreement with the Trust, IBT acts as a transfer agent for each Fund's authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. Under a Securities Lending Agency Agreement with the Trust, IBT acts as the Trust's agent for the purpose of lending Trust securities to third parties. As compensation for the foregoing services, IBT receives certain out-of-pocket costs, transaction fees, and asset-based fees which are accrued daily and paid monthly.

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                                                                         iShares

Distributor. SEI Investments Distribution Company is the Distributor of iShares. Its principal address is 1 Freedom Valley Drive, Oaks, PA 19456. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes iShares of each Fund. The Distribution Agreement will continue for two years from its effective date and is renewable annually thereafter. iShares are continuously offered for sale by the Funds through the Distributor only in Creation Unit Aggregations, as described in the Prospectus and below under the heading Creation and Redemption of Creation Units Aggregations. iShares in less than Creation Unit Aggregations are not distributed by the Distributor. The Distributor will deliver the Prospectus and, upon request, the Statement of Additional Information to persons purchasing Creation Unit Aggregations and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 (the "Exchange Act") and a member of the National Association of Securities Dealers, Inc. ("NASD").

The Distribution Agreement for each Fund will provide that it may be terminated at any time, without the payment of any penalty, on at least 60-days' written notice to the other party (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the relevant Fund. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940
Act).

The Distributor may also enter into agreements with securities dealers ("Soliciting Dealers") who will solicit purchases of Creation Unit Aggregations of iShares. Such Soliciting Dealers may also be Participating Parties (as defined below), DTC Participants (as defined below) and/or Investor Services Organizations.

BGFA or BGI may, from time to time and from its own resources, pay, defray or absorb costs relating to distribution, including payments out of its own resources to the Distributor or to otherwise promote the sale of iShares.

Index Providers. Each Fund will be based upon a particular equity market index compiled by one of three index providers: Standard & Poor's (a division of the McGraw-Hill Companies), Frank Russell Company and Dow Jones & Company, Inc., none of which is affiliated with a Fund or with BGI or its affiliates. Each Fund will be entitled to use the Underlying Index pursuant to a sub-licensing agreement with BGI, which in turn has a licensing agreement with the relevant index provider. BGI will provide the sub-licenses without charge to any Fund.

--------------------------------------------------------------------------------

Management

Brokerage Transactions

The policy of the Trust regarding purchases and sales of securities is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust's policy is to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, BGFA relies upon its experience and knowledge regarding commissions generally charged by various brokers.

In seeking to implement the Trust's policies, BGFA effects transactions with those brokers and dealers that BGFA believes provide the most favorable prices and are capable of providing efficient executions. BGFA and its affiliates do not participate in soft dollar transactions.

It is expected that the Trust may execute brokerage or other agency transactions through affiliates that are registered broker-dealers, for commissions, in conformity with the 1940 Act, the Exchange Act and rules promulgated by the SEC. Under these provisions, affiliates of BGFA are permitted to receive and retain compensation for effecting portfolio transactions for the Trust on an exchange if a written contract is in effect between the affiliate and the Trust expressly permitting the affiliate of BGFA to receive and retain such compensation. These rules further require that the commissions paid by the Trust for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid and will review these procedures periodically.

The Trust will not deal with affiliates in principal transactions unless permitted by the applicable rule or regulation or by exemptive order.

BGFA assumes general supervision over placing orders on behalf of the Funds for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities of the Funds and one or more other investment companies or clients supervised by BGFA are considered at or about the same time, transactions in such securities are allocated among the several investment companies and clients in a manner deemed equitable to all by BGFA. In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as the Funds are concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Funds. The primary consideration is prompt execution of orders at the most favorable net price.

Portfolio turnover may vary from year to year, as well as within a year. High turnover rates are likely to result in comparatively greater brokerage expenses. The portfolio turnover rate for each Fund is expected to be under 50%. The overall reasonableness of brokerage commissions is evaluated by BGFA based upon its knowledge of available information as to the general level of commissions paid by the other institutional investors for comparable services.

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                                                                         iShares

Additional Information Concerning the Trust

Capital Stock. The Trust was established as a Delaware business trust on December 16, 1999. The Trust currently is comprised of 36 Funds. Each Fund issues shares of beneficial interest, with no par value. The Board may designate additional Funds.

Each iShare issued by a Fund has a pro rata interest in the assets of the corresponding Fund. iShares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each iShare is entitled to participate equally in dividends and distributions declared by the Board with respect to the relevant Fund, and in the net distributable assets of such Fund on liquidation.

Each iShare has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. iShares of all Funds vote together as a single class except that, if the matter being voted on affects only a particular Fund, and, if a matter affects a particular Fund differently from other Funds, that Fund will vote separately on such matter.

Under Delaware law, the Trust is not required to hold an annual meeting of shareholders unless required to do so under the 1940 Act. The policy of the Trust is not to hold an annual meeting of shareholders unless required to do so under the 1940 Act. All iShares (regardless of the Fund) have noncumulative voting rights for the Board. Under Delaware law, Trustees of the Trust may be removed by vote of the shareholders.

Following the creation of the initial Creation Unit Aggregation(s) of iShares of a Fund and immediately prior to the commencement of trading in such Fund's iShares, a holder of iShares may be a "control person" of the Fund, as defined in the 1940 Act. A Fund cannot predict the length of time for which one or more shareholders may remain a control person of the Fund.

The Trust does not have information concerning the beneficial ownership of iShares held by any Depository Trust Company ("DTC") Participants (as defined below).

Shareholders may make inquiries by writing to the Trust, c/o the Distributor, SEI Investments Distribution Company, at 1 Freedom Valley Drive, Oaks, PA 19456.

Absent an applicable exemption or other relief from the SEC or its staff, officers and Trustees of the Fund and beneficial owners of 10% of the iShares of a Fund ("Insiders") may be subject to the insider reporting, short-swing profit and short sale provisions of Section 16 of the Exchange Act and the SEC's rules promulgated thereunder. Insiders should consult with their own legal counsel concerning their obligations under Section 16 of the Exchange Act.

Book Entry Only System. The following information supplements and should be read in conjunction with the section in the Prospectus entitled Shareholder Information.

DTC Acts as Securities Depository for the iShares. iShares of each Fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the "DTC Participants") and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry


--------------------------------------------------------------------------------
changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities' certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange ("NYSE"), the AMEX and the NASD. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the "Indirect Participants").

Beneficial ownership of iShares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in iShares (owners of such beneficial interests are referred to herein as "Beneficial Owners") is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of iShares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the iShares of each Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding iShares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participants a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all iShares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants' accounts with payments in amounts proportionate to their respective beneficial interests in iShares of each Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of iShares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a "street name", and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such iShares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may decide to discontinue providing its service with respect to iShares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

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                                                                         iShares

Creation and Redemption of Creation Unit Aggregations

Creation. The Trust issues and sells iShares of each Fund only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at their NAVs next determined after receipt, on any Business Day (as defined below), of an order in proper form.

A "Business Day" with respect to each Fund is any day on which the NYSE is open for business. As of the date of the Prospectus, the NYSE observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Fund Deposit. The consideration for purchase of Creation Unit Aggregations of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities -- the "Deposit Securities" -- per each Creation Unit Aggregation constituting a substantial replication, or a portfolio sampling representation, of the stocks involved in the relevant Fund's Underlying Index ("Fund Securities") and an amount of cash -- the "Cash Component" -- computed as described below. Together, the Deposit Securities and the Cash Component constitute the "Fund Deposit", which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of any Fund.

The Cash Component is sometimes also referred to as the Balancing Amount. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit Aggregation and the Deposit Amount (as defined below). The Cash Component is an amount equal to the difference between the NAV of the iShares (per Creation Unit Aggregation) and the "Deposit Amount" -- an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component.

BGFA, through the National Securities Clearing Corporation ("NSCC") (discussed below), makes available on each Business Day, prior to the opening of business on the NYSE (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business
Day) for each such Fund.

Such Fund Deposit is applicable, subject to any adjustments as described below, in order to effect creations of Creation Unit Aggregations of a given Fund until such time as the next-announced composition of the Deposit Securities is made available.

The identity and number of shares of the Deposit Securities required for a Fund Deposit for each Fund changes as rebalancing adjustments and corporate action events are reflected from time to time by BGFA with a view to the investment objective of the relevant Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the Component Stocks of the relevant Underlying Index. In addition, the Trust reserves the right to permit or require the substitution of an amount of cash -- i.e., a "cash in lieu" amount -- to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC or the Clearing Process (discussed below). The adjustments described above will reflect changes known to BGFA on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the


--------------------------------------------------------------------------------
composition of the Underlying Index being tracked by the relevant Fund or resulting from certain corporate actions.

Procedures for Creation of Creation Unit Aggregations. To be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of a Fund, an entity must be (i) a "Participating Party", i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the "Clearing Process"), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see the Book Entry Only System section), and, in each case, must have executed an agreement with the Distributor, with respect to creations and redemptions of Creation Unit Aggregations ("Participant Agreement") (discussed below). A Participating Party and DTC Participant are collectively referred to as an "Authorized Participant". Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement. All iShares of a Fund, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

All orders to create iShares must be placed for one or more Creation Unit Aggregations. Each Fund, except the iShares S&P 350 Europe Index Fund and iShares S&P/TSE 60 Index Fund, is hereinafter referred to as a "Domestic Fund" and each of the iShares S&P Europe 350 Index Fund and iShares S&P/TSE 60 Index Fund is hereinafter referred to as a "Foreign Fund". Orders to create Creation Unit Aggregations of the Foreign Funds cannot be placed through the Clearing Process. All orders to create Creation Unit Aggregations, whether through the Clearing Process (through a Participating Party) or outside the Clearing Process (through a DTC Participant), must be received by the Distributor no later than the closing time of the regular trading session on the NYSE ("Closing Time") (ordinarily 4:00 p.m., Eastern time) in each case on the date such order is placed in order for creation of Creation Unit Aggregations to be effected based on the NAV of iShares of each Fund as next determined on such date after receipt of the order in proper form. The date on which an order to create Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the "Transmittal Date". Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below (see the Placement of Creation Orders for Domestic Funds Using Clearing Process, the Placement of Creation Orders for Domestic Funds Outside Clearing Process and the Placement of Creation Orders for Foreign Funds sections). Severe economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.

All orders to create Creation Unit Aggregations shall be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to create Creation Unit Aggregations of a Fund have to be placed by the investor's broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.

Those placing orders for Creation Unit Aggregations of Domestic Funds through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date. Orders for Creation Unit Aggregations of Domestic Funds that are effected outside the Clearing Process are likely to

--------------------------------------------------------------------------------
                                                                         iShares
require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

Those placing orders for Creation Unit Aggregations of Foreign Funds should ascertain the applicable deadline for cash transfers by contacting the operations department of the broker or depositary institution making the transfer of the Cash Component. This deadline is likely to be significantly earlier than the closing time of the regular trading session on the NYSE. Investors should be aware that the Authorized Participant may require orders for Creation Units placed with it to be in the form required by the individual Authorized Participant, which form may not be the same as the form of purchase order specified by the Trust that the Authorized Participant must deliver to the Distributor.

Placement of Creation Orders for Domestic Funds Using Clearing Process. The Clearing Process is the process of creating or redeeming Creation Unit Aggregations through the Clearing Process. Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Distributor to transmit through IBT to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party's creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit Securities and the Cash Component to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Unit Aggregations through the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date, and (ii) all other procedures set forth in the Participant Agreement are properly followed.

Placement of Creation Orders for Domestic Funds Outside Clearing Process. Fund Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement preapproved by BGFA and the Distributor. A DTC Participant who wishes to place an order creating Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Unit Aggregations will instead be effected through a transfer of securities and cash directly through DTC. The Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Fund by no later than 11:00 a.m., Eastern time, of the second Business Day immediately following the Transmittal Date.

All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The amount of cash equal to the Cash Component must be transferred directly to IBT through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by IBT no later than 11:00 a.m., Eastern time, on the second Business Day immediately following such Transmittal Date. An order to create Creation Unit Aggregations outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if IBT does not receive both the required Deposit Securities and the Cash Component by 11:00 a.m. on the second Business Day immediately following the Transmittal Date, such order will be canceled. Upon written notice to the Distributor, such

--------------------------------------------------------------------------------

Creation and Redemption of Creation Unit Aggregations canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current NAV of the Fund. The delivery of Creation Unit Aggregations so created will occur no later than the third (3rd) Business Day following the day on which the purchase order is deemed received by the Distributor.

An additional charge of up to three (3) times the normal transaction fee (for a total charge of up to four (4) times the normal transaction fee) may be imposed with respect to transactions effected outside the Clearing Process (through a DTC participant) and in the limited circumstances in which any cash can be used in lieu of Deposit Securities to create Creation Units. This charge is subject to a limit not to exceed 10/100 of 1% (10 basis points) of the value of one Creation Unit as the time of creation.

Creation Unit Aggregations of Domestic Funds may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the iShares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) 125% of the market value of the undelivered Deposit Securities (the "Additional Cash Deposit"). The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to 4:00 p.m., Eastern time, on such date and federal funds in the appropriate amount are deposited with IBT by 11:00 a.m., Eastern time, the following Business Day. If the order is not placed in proper form by 4:00 p.m. or federal funds in the appropriate amount are not received by 11:00 a.m. the next Business Day, then the order may be deemed to be rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 125% of the daily marked to market value of the missing Deposit Securities. To the extent that missing Deposit Securities are not received by 11:00 a.m., Eastern time, on the third Business Day following the day on which the purchase order is deemed received by the Distributor or in the event a marked-to-market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the cash on deposit to purchase the missing Deposit Securities. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by IBT or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as listed below, will be charged in all cases. The delivery of Creation Unit Aggregations so created will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

Placement of Creation Orders for Foreign Funds. Fund Deposits in connection with the Foreign Funds will not be made either through the Clearing Process or through DTC. Instead, to initiate an order for a Creation Unit Aggregation of a particular Fund, the Authorized Participant must give notice to the Distributor of its intent to submit such an order to purchase not later than 4:00 p.m., Eastern time on the relevant Business Day. The Distributor shall cause BGFA and IBT to be informed of such advice. IBT will then provide such information to the appropriate sub-custodian(s). For each Fund, IBT shall cause the sub-custodian of the Funds to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, the securities included in the designated Fund Deposit (or the cash value of all or part of such securities,

--------------------------------------------------------------------------------
                                                                         iShares
in the case of a permitted or required cash purchase or "cash in lieu" amount), with any appropriate adjustments as advised by the Trust. Deposit Securities must be delivered to an account maintained at the applicable local sub-custodian(s). Following the notice of intention, an irrevocable order to purchase Creation Unit Aggregations, in the form required by the Trust, must be received by the Distributor from an Authorized Participant on its own or another investor's behalf by the closing time of the regular trading session on the NYSE (currently 4:00 p.m., Eastern time) on the relevant Business Day. However when a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period. Settlement must occur by 2:00 p.m., Eastern time, on the contractual settlement date.

The Authorized Participant must also make available no later than 2:00 p.m., Eastern time, on the contractual settlement date, by means satisfactory to the Trust, immediately-available or same-day funds estimated by the Trust to be sufficient to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable purchase Transaction Fee. Any excess funds will be returned following settlement of the issue of the Creation Unit Aggregation.

To the extent contemplated by the applicable Participant Agreement, Creation Unit Aggregations of Foreign Funds will be issued to such Authorized Participant notwithstanding the fact that the corresponding Fund Deposits have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by such Authorized Participant's delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked to market daily) at least equal to 125% of the value of the missing Deposit Securities. Such cash collateral must be delivered no later than 2:00 p.m., Eastern time, on the contractual settlement date. The Participant Agreement will permit the Fund to buy the missing Deposit Securities at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such securities and the value of the collateral.

Acceptance of Orders for Creation Unit Aggregations. The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor in respect of any Fund if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the iShares ordered, would own 80% or more of the currently outstanding shares of any Fund; (iii) the Deposit Securities delivered are not as disseminated through the facilities of the Listing Exchange for that date by IBT, as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful;
(vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or BGFA, have an adverse effect on the Trust or the rights of beneficial owners; or (vii) in the event that circumstances outside the control of the Trust, IBT, the Distributor and BGFA make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, BGFA, the Distributor, DTC, NSCC, IBT or sub-custodian or any other participant in the creation process, and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit Aggregation of its rejection of the order of such person. The Trust, IBT, a sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification.

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Creation and Redemption of Creation Unit Aggregations

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust's determination shall be final and binding.

Creation Transaction Fee. A purchase transaction fee is imposed for the transfer and other transaction costs of a Fund associated with the issuance of Creation Units of iShares. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. Purchasers of Creation Units of iShares for cash are required to pay an additional variable charge to compensate for brokerage and market impact expenses. Where the Trust permits an in-kind purchaser to substitute cash in lieu of depositing a portion of the Deposit Securities, the purchaser will be assessed the additional variable charge for cash purchases on the "cash in lieu" portion of its investment. Purchasers of iShares in Creation Units are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. Investors are also responsible for payment of the costs of transferring the Deposit Securities to the Trust. Investors who use the services of a broker or other such intermediary may be charged a fee for such services.

The following table sets forth the creation transaction fee for each of the Funds.

                                                                      Maximum
                                                                     Creation
                                                                    Transaction
Name of Fund                                                Amount     Fee*
------------                                                ------- -----------
iShares S&P 500 Index Fund                                  $ 2,000   $ 8,000
iShares S&P 500/BARRA Growth Index Fund                     $   500   $ 2,000
iShares S&P 500/BARRA Value Index Fund                      $ 1,500   $ 6,000
iShares S&P MidCap 400 Index Fund                           $ 1,500   $ 6,000
iShares S&P MidCap 400/BARRA Growth Index Fund              $   500   $ 2,000
iShares S&P MidCap 400/BARRA Value Index Fund               $ 1,250   $ 5,000
iShares S&P SmallCap 600 Index Fund                         $ 2,500   $10,000
iShares S&P SmallCap 600/BARRA Growth Index Fund            $   750   $ 3,000
iShares S&P SmallCap 600/BARRA Value Index Fund             $ 1,750   $ 7,000
iShares S&P 100 Index Fund                                  $   500   $ 2,000
iShares S&P Europe 350 Index Fund                           $12,000   $48,000
iShares S&P/TSE 60 Index Fund                               $ 1,250   $ 5,000
iShares Dow Jones U.S. Total Market Index Fund              $ 8,000   $32,000
iShares Dow Jones U.S. Basic Materials Sector Index Fund    $   500   $ 2,000
iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund  $ 1,500   $ 6,000
iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index
 Fund                                                       $   500   $ 2,000
iShares Dow Jones U.S. Energy Sector Index Fund             $   500   $ 2,000
iShares Dow Jones U.S. Financial Sector Index Fund          $ 1,500   $ 6,000
iShares Dow Jones U.S. Healthcare Sector Index Fund         $   750   $ 3,000
iShares Dow Jones U.S. Industrial Sector Index Fund         $ 1,500   $ 6,000
iShares Dow Jones U.S. Technology Sector Index Fund         $ 1,250   $ 5,000
iShares Dow Jones U.S. Telecommunications Sector Index
 Fund                                                       $   250   $ 1,000
iShares Dow Jones U.S. Utilities Sector Index Fund          $   500   $ 2,000
iShares Dow Jones U.S. Chemicals Index Fund                 $   250   $ 1,000
iShares Dow Jones U.S. Financial Services Index Fund        $ 1,000   $ 4,000
iShares Dow Jones U.S. Internet Index Fund                  $   250   $ 1,000
iShares Dow Jones U.S. Real Estate Index Fund               $   500   $ 2,000
iShares Russell 3000 Index Fund                             $11,500   $46,000
iShares Russell 3000 Growth Index Fund                      $ 7,000   $28,000
iShares Russell 3000 Value Index Fund                       $ 8,000   $32,000
iShares Russell 2000 Index Fund                             $ 7,500   $30,000
iShares Russell 2000 Growth Index Fund                      $ 5,000   $20,000

--------------------------------------------------------------------------------
                                                                         iShares

                                                 Maximum
                                                Creation
                                               Transaction
Name of Fund                            Amount    Fee*
------------                            ------ -----------
iShares Russell 2000 Value Index Fund   $5,000   $20,000
iShares Russell 1000 Index Fund         $4,000   $16,000
iShares Russell 1000 Growth Index Fund  $2,000   $ 8,000
iShares Russell 1000 Value Index Fund   $3,000   $12,000

* If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the Standard Creation or Redemption Transaction Fee.

Redemption of iShares in Creation Units Aggregations. Shares may be redeemed only in Creation Unit Aggregations at their NAV next determined after receipt of a redemption request in proper form by the Fund through IBT and only on a Business Day. A Fund will not redeem iShares in amounts less than Creation Unit Aggregations. Beneficial Owners must accumulate enough iShares in the secondary market to constitute a Creation Unit Aggregation in order to have such iShares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit Aggregation. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of shares to constitute a redeemable Creation Unit Aggregation.

With respect to each Fund, BGFA, (i) through the NSCC for Domestic Funds, and
(ii) through the Distributor, makes available immediately prior to the opening of business on the AMEX (currently 9:30 a.m., Eastern time) on each Business Day, the identity of the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Unit Aggregations.

Unless cash redemptions are available or specified for a Fund, the redemption proceeds for a Creation Unit Aggregation generally consist of Fund
Securities -- as announced on the Business Day of the request for redemption received in proper form -- plus cash in an amount equal to the difference between the NAV of the iShares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less a redemption transaction fee as listed below. In the event that the Fund Securities have a value greater then the NAV of the iShares, a compensating cash payment equal to the difference is required to be made by or through an Authorized Participant by the redeeming shareholder.

The right of redemption may be suspended or the date of payment postponed with respect to any Fund (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the iShares of a Fund or determination of such Fund's NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.

Redemption Transaction Fee. A redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by the relevant Fund. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The redemption transaction fees for redemptions in kind and for cash and the additional variable charge for cash redemptions (when cash redemptions are available or specified) are listed below. Investors will also bear the costs of transferring the Fund Securities from the Trust to their account or on their order. Investors who use the services of a broker or other such intermediary may be charged a fee for such services.

--------------------------------------------------------------------------------

Creation and Redemption of Creation Unit Aggregations

The following table sets forth the redemption transaction fee for each of the Funds.

                                                                      Maximum
                                                                    Redemption
                                                                    Transaction
Name of Fund                                                Amount     Fee*
------------                                                ------- -----------
iShares S&P 500 Index Fund                                  $ 2,000   $ 8,000
iShares S&P 500/BARRA Growth Index Fund                     $   500   $ 2,000
iShares S&P 500/BARRA Value Index Fund                      $ 1,500   $ 6,000
iShares S&P MidCap 400 Index Fund                           $ 1,500   $ 6,000
iShares S&P MidCap 400/BARRA Growth Index Fund              $   500   $ 2,000
iShares S&P MidCap 400/BARRA Value Index Fund               $ 1,250   $ 5,000
iShares S&P SmallCap 600 Index Fund                         $ 2,500   $10,000
iShares S&P SmallCap 600/BARRA Growth Index Fund            $   750   $ 3,000
iShares S&P SmallCap 600/BARRA Value Index Fund             $ 1,750   $ 7,000
iShares S&P 100 Index Fund                                  $   500   $ 2,000
iShares S&P Europe 350 Index Fund                           $12,000   $48,000
iShares S&P/TSE 60 Index Fund                               $ 1,250   $ 5,000
iShares Dow Jones U.S. Total Market Index Fund              $ 8,000   $32,000
iShares Dow Jones U.S. Basic Materials Sector Index Fund    $   500   $ 2,000
iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund  $ 1,500   $ 6,000
iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index
 Fund                                                       $   500   $ 2,000
iShares Dow Jones U.S. Energy Sector Index Fund             $   500   $ 2,000
iShares Dow Jones U.S. Financial Sector Index Fund          $ 1,500   $ 6,000
iShares Dow Jones U.S. Healthcare Sector Index Fund         $   750   $ 3,000
iShares Dow Jones U.S. Industrial Sector Index Fund         $ 1,500   $ 6,000
iShares Dow Jones U.S. Technology Sector Index Fund         $ 1,250   $ 5,000
iShares Dow Jones U.S. Telecommunications Sector Index
 Fund                                                       $   250   $ 1,000
iShares Dow Jones U.S. Utilities Sector Index Fund          $   500   $ 2,000
iShares Dow Jones U.S. Chemicals Index Fund                 $   250   $ 1,000
iShares Dow Jones U.S. Financial Services Index Fund        $ 1,000   $ 4,000
iShares Dow Jones U.S. Internet Index Fund                  $   250   $ 1,000
iShares Dow Jones U.S. Real Estate Index Fund               $   500   $ 2,000
iShares Russell 3000 Index Fund                             $11,500   $46,000
iShares Russell 3000 Growth Index Fund                      $ 7,000   $28,000
iShares Russell 3000 Value Index Fund                       $ 8,000   $32,000
iShares Russell 2000 Index Fund                             $ 7,500   $30,000
iShares Russell 2000 Growth Index Fund                      $ 5,000   $20,000
iShares Russell 2000 Value Index Fund                       $ 5,000   $20,000
iShares Russell 1000 Index Fund                             $ 4,000   $16,000
iShares Russell 1000 Growth Index Fund                      $ 2,000   $ 8,000
iShares Russell 1000 Value Index Fund                       $ 3,000   $12,000

* If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the Standard Creation or Redemption Transaction Fee.

Placement of Redemption Orders for Domestic Funds Using Clearing
Process. Orders to redeem Creation Unit Aggregations of Domestic Funds through the Clearing Process must be delivered through a Participating Party that has executed the Participant Agreement. An order to redeem Creation Unit Aggregations using the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by IBT not later than 4:00 p.m., Eastern time, on such Transmittal Date, and (ii) all other procedures set forth in the Participant Agreement are properly followed; such order will be effected based on the NAV of the Fund as next determined. An order to redeem Creation Unit Aggregations using the Clearing Process made in proper form but received by the Trust after 4:00 p.m., Eastern time, will be deemed received on the next Business Day immediately following the

--------------------------------------------------------------------------------
                                                                         iShares

Transmittal Date and will be effected at the NAV next determined on such Business Day. The requisite Fund Securities and the Cash Redemption Amount will be transferred by the third NSCC Business Day following the date on which such request for redemption is deemed received.

Placement of Redemption Orders for Domestic Funds Outside Clearing
Process. Orders to redeem Creation Unit Aggregations of Domestic Funds outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Unit Aggregations will instead be effected through transfer of iShares directly through DTC. An order to redeem Creation Unit Aggregations outside the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by IBT not later than 4:00 p.m., Eastern time, on such Transmittal Date; (ii) such order is accompanied or followed by the requisite number of iShares of the Fund specified in such order, which delivery must be made through DTC to IBT no later than 11:00 a.m., Eastern time, on the next Business Day immediately following such Transmittal Date (the "DTC Cut-Off-Time"); and (iii) all other procedures set forth in the Participant Agreement are properly followed. After the Trust has deemed an order for redemption outside the Clearing Process received, the Trust will initiate procedures to transfer the requisite Fund Securities which are expected to be delivered within three Business Days and the Cash Redemption Amount to the Authorized Participant on behalf of the redeeming Beneficial Owner by the third Business Day following the Transmittal Date on which such redemption order is deemed received by the Trust.

Placement of Redemption Orders for Foreign Funds. Orders to redeem Creation Unit Aggregations of Foreign Funds must be delivered through an Authorized Participant that has executed a Participant Agreement. Investors other than Authorized Participants are responsible for making arrangements for a redemption request to be made through an Authorized Participant. An order to redeem Creation Unit Aggregations of Foreign Funds is deemed received by the Trust on the Transmittal Date if (i) such order is received by IBT not later than 4:00 p.m., Eastern time, on such Transmittal Date; (ii) such order is accompanied or followed by the requisite number of iShares of the Fund specified in such order, which delivery must be made through DTC to IBT no later than the DTC Cut-Off time; and (iii) all other procedures set forth in the Participant Agreement are properly followed. Deliveries of Fund Securities to redeeming investors generally will be made within three Business Days. Due to the schedule of holidays in certain countries, however, the delivery of in-kind redemption proceeds for Foreign Funds may take longer than three Business Days after the day on which the redemption request is received in proper form. In such cases, the local market settlement procedures will not commence until the end of the local holiday periods. See below for a list of the local holidays in the foreign countries relevant to the Foreign Funds.

In connection with taking delivery of shares of Fund Securities upon redemption of iShares of Foreign Funds, a redeeming Beneficial Owner or Authorized Participant action on behalf of such Beneficial Owner must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered.

To the extent contemplated by an Authorized Participant's agreement, in the event the Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Unit Aggregation to be redeemed to the Distributor, on behalf of the Fund, at or prior to the closing time of the regular trading session on the NYSE on the date such redemption request is submitted, the Distributor will nonetheless

--------------------------------------------------------------------------------

Creation and Redemption of Creation Unit Aggregations accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing iShares as soon as possible, which undertaking shall be secured by the Authorized Participant's delivery and maintenance of collateral consisting of cash having a value (marked to market daily) at least equal to 125% of the value of the missing iShares. The current procedures for collateralization of missing iShares require, among other things, that any cash collateral shall be in the form of U.S. dollars in immediately-available funds and shall be held by IBT and marked to market daily, and that the fees of IBT and any sub-custodians in respect of the delivery, maintenance and redelivery of the cash collateral shall be payable by the Authorized Participant. The Authorized Participant's agreement will permit the Trust, on behalf of the affected Fund, to purchase the missing iShares or acquire the Deposit Securities and the Cash Component underlying such shares at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such shares, Deposit Securities or Cash Component and the value of the collateral.

The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered upon redemption will be made by IBT according to the procedures set forth under Determination of NAV computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to IBT by a DTC Participant not later than Closing Time on the Transmittal Date, and the requisite number of iShares of the relevant Fund are delivered to IBT prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered will be determined by IBT on such Transmittal Date. If, however, a redemption order is submitted to IBT by a DTC Participant not later than the Closing Time on the Transmittal Date but either (i) the requisite number of iShares of the relevant Fund are not delivered by the DTC Cut-Off-Time, as described above, on such Transmittal Date, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered will be computed on the Business Day that such order is deemed received by the Trust, i.e., the Business Day on which the iShares of the relevant Fund are delivered through DTC to IBT by the DTC Cut-Off-Time on such Business Day pursuant to a properly submitted redemption order.

If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such iShares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its iShares based on the NAV of iShares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust's brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in NAV.

Redemptions of iShares for Fund Securities will be subject to compliance with applicable federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the iShares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment.

--------------------------------------------------------------------------------
                                                                         iShares

Because the Portfolio Securities of a Foreign Fund may trade on the relevant exchange(s) on days that the NYSE is closed or are otherwise not Business Days for such Foreign Fund, stockholders may not be able to redeem their shares of such Foreign Fund, or to purchase and sell iShares of such Foreign Fund on the AMEX or the CBOE, on days when the NAV of such Foreign Fund could be significantly affected by events in the relevant foreign markets.

Foreign Market Hours

Australia
Primary Exchange Trading Hours:    Monday through Friday, 10:00 a.m. to 4:00
                                   p.m.
Closing Single Price Auction:      4:00 p.m. to 4:05 p.m.
Late trading daily:                4:05 p.m. to 7:00 p.m.
Austria
Primary Exchange Trading Hours:    Monday through Friday, 9:16 a.m. to 3:00 p.m.
Electronic Quote Delivery Service
(EQOS):                            9:30 a.m. to 3:00 p.m. (Other trading)
Belgium
Primary Exchange Trading Hours:    Monday through Friday, 10:00 a.m. to 4:45
                                   p.m.
Brazil
Primary Exchange Trading Hours:    Monday through Friday, 11:30 a.m. to 1:00
                                   p.m.;
                                   2:30 p.m. to 6:00 p.m.
Canada
Primary Exchange Trading Hours:    Monday through Friday, 9:30 a.m. to 4:00 p.m.
Chile
Primary Exchange Trading Hours:    Monday through Friday, 9:30 a.m. to 5:30 p.m.
Denmark
Primary Exchange Trading Hours:    Monday through Friday, 9:00 a.m. to 5:00 p.m.
Finland
Primary Exchange Trading Hours:    Monday through Friday 10:30 a.m. to 5:30 p.m.
Continuous trading (Preceded by
a 10 min pre-matching period)
France
Primary Exchange Trading Hours:    Monday through Friday, 8:30 a.m. to 10:00
                                   a.m.
(Pre-market) 10:00 a.m. to 5:05
p.m.
Germany
Primary Exchange Trading Hours:    Monday through Friday, 8:30 a.m. to 5:00 p.m.
Greece
Primary Exchange Trading Hours:    Monday through Friday, 10:45 a.m. to 1:30
                                   p.m.
(Pre-trading 10:15 a.m. to 10:45 a.m.)
Hong Kong
Primary Exchange Trading Hours:    Monday through Friday, 10:00 a.m. to 12:30
                                   p.m./ 2:30 p.m. to 4:00 p.m.
Indonesia
Primary Exchange Trading Hours:    Monday through Thursday, 9:30 a.m. to
                                   12:00 p.m.; 1:30 p.m. to 4:00 p.m. Friday;
                                   9:30 a.m. to 11:30 a.m. and 2:00 p.m. to 4:00
                                   p.m.
Ireland
Primary Exchange Trading Hours:    Monday through Friday, 8:30 a.m. to 5:30 p.m.
Italy
Primary Exchange Trading Hours:    Monday through Friday, 8:00 a.m. to 9:30 a.m.
(Pre-open)/ 9:30-5:45 (Trading)
Japan
Primary Exchange Trading Hours:    Monday through Friday, 9:30 a.m. to
                                   11:00a.m./ 12:30 pm to 3:00 pm (Osaka has a
                                   10 min pre & post session)

--------------------------------------------------------------------------------

Creation and Redemption of Creation Unit Aggregations

Mexico
Primary Exchange Trading Hours:    Monday through Friday, 8:30 a.m. to 3:00 p.m.
Netherlands
Primary Exchange Trading Hours:    Monday through Friday, 9:30 a.m. to 4:30 p.m.
New Zealand
Primary Exchange Trading Hours:    Monday through Friday, 8:30 a.m. to 9:30 a.m.
(Pre-market)
9:30 a.m. to 3:30 p.m.
Norway
Primary Exchange Trading Hours:    Monday through Friday, 10:00 a.m. to 4:00
                                   p.m.
(with 1/2 hour, pre-market
matching session).
Philippines
Primary Exchange Trading Hours:    Monday through Friday, 9:30 a.m. to 12:00
                                   p.m.
There is a 10 minute extension at
the close.
Portugal
Primary Exchange Trading Hours:    Monday through Friday, 8:30 a.m. to 4:30 p.m.
Singapore
Primary Exchange Trading Hours:    Monday through Friday, 9:00 a.m. to 12:30
                                   p.m./ 2:00 p.m. to 5:00 p.m.
South Africa
Primary Exchange Trading Hours:    Monday through Friday, 9:30 a.m. to 1:00
                                   p.m./ 2:00 p.m. to 4:30 p.m.
South Korea
Primary Exchange Trading Hours:    Monday through Friday, 9:30 a.m. to 12:00
                                   p.m./ 1:00 p.m. to 3:00 p.m. After-hours
                                   session 3:10 p.m. to 3:40 p.m.
Spain
Primary Exchange Trading Hours:    Monday through Friday, 9:00 a.m. to 10:00
                                   a.m.
(Pre-opening) 10:00 a.m. to 5:00
p.m. (Trading)
Sweden
Primary Exchange Trading Hours:    Monday through Friday, 10:00 a.m. to 5:00
                                   p.m.
Switzerland
Primary Exchange Trading Hours:    Monday through Friday, 9:00 a.m. to 5:00 p.m.
Taiwan
Primary Exchange Trading Hours:    Monday through Friday, 9:00 a.m. to 12:00
                                   p.m.
Saturday, 9:00 a.m. to 11:00 a.m.
(Closed 2nd & 4th Saturday of
each month)
Thailand
Primary Exchange Trading Hours:    Monday through Friday, 10:00 a.m. to 12:30
                                   p.m./ 2:30 p.m. to 4:30 p.m.
United Kingdom
Primary Exchange Trading Hours:    Monday through Friday, 9:00 a.m. to 4:30 p.m.
United States
Primary Exchange Trading Hours:    Monday through Friday, 9:00 a.m. to 4:00 p.m.
(NASDAQ) 9:30 a.m. to 4:00 p.m.
(NYSE)
Venezuela
Primary Exchange Trading Hours:    Monday through Friday, 9:45 a.m. to 2:00 p.m.


--------------------------------------------------------------------------------
                                                                         iShares

Regular Holidays. The dates in calendar year 2000 in which the regular holidays affecting the relevant securities markets of the below listed countries are as follows:

Australia
 January 3                             April 24                                 August 7
 January 26                            April 25                                 December 25
 April 21                              June 12                                  December 26
Austria
 January 6                             June 12                                  December 8
 April 21                              June 22                                  December 24
 April 24                              August 15                                December 25
 May 1                                 October 26                               December 29
 June 1                                November 1
Belgium
 April 24                              June 12                                  November 1
 May 1                                 July 21                                  December 25
 June 1                                August 15                                December 26
Brazil
 March 6                               May 1                                    October 12
 March 7                               June 22                                  November 2
 April 21                              September 7                              November 15
                                                                                December 25
Canada
 January 3                             July 3                                   October 9
 April 21                              August 7                                 December 25
 May 22                                September 4                              December 26
Chile
 April 21                              August 15                                October 12
 May 1                                 September 4                              November 1
 June 22                               September 18                             December 8
 June 28                               September 19                             December 25
Denmark
 April 20                              May 19                                   June 10
 April 21                              June 1                                   December 24
 April 24                              June 5                                   December 25
                                                                                December 26
Finland
 January 6                             April 24                                 June 23
 April 20 (early close)                May 1                                    December 6
 April 21                              June 1                                   December 25
                                                                                December 26
France
 April 21                              June 1                                   November 1
 April 24                              June 12                                  December 25
 May 1                                 July 14                                  December 26
 May 8                                 August 15
Germany
 April 21                              June 1                                   October 3
 April 24                              June 12                                  December 25
 May 1                                 June 22                                  December 26
Greece
 January 6                             May 1                                    December 25
 March 13                              June 19                                  December 26
 April 28                              August 15

--------------------------------------------------------------------------------

Creation and Redemption of Creation Unit Aggregations

Hong Kong
 February 4                       April 24                                           September 13
 February 7                       May 1                                              October 2
 April 4                          May 11                                             October 6
 April 21                         June 6                                             December 25
Indonesia
 March 16                         May 18                                             October 25
 April 4                          June 1                                             December 25
 April 6                          June 15                                            December 27
 April 21                         August 17                                          December 28
Ireland
 January 3                        April 24                                           August 7
 March 17                         May 1                                              October 30
 April 21                         June 5                                             December 25
                                                                                     December 26
Italy
 April 24                         August 15                                          December 8
 May 1                            November 1                                         December 25
                                                                                     December 26
Japan
 January 3                        May 3                                              September 15
 January 10                       May 4                                              October 9
 February 11                      May 5                                              November 3
 March 20                         July 20                                            November 23
Korea
 January 3                        May 1                                              August 15
 February 4                       May 5                                              September 11
 March 1                          May 11                                             September 12
 April 5                          June 6                                             September 13
 April 13                         July 17                                            October 3
                                                                                     December 25
Mexico
 March 21                         May 1                                              December 12
 April 20                         May 5                                              December 25
 April 21                         December 1
Netherlands
 April 21                         May 5                                              June 12
 April 24                         June 1                                             December 25
                                                                                     December 26
New Zealand
 January 3                        April 21                                           June 5
 January 4                        April 24                                           October 23
 January 24                       April 25                                           December 25
                                                                                     December 26
Norway
 April 20                         April 21                                           April 24
 May 1                            June 1                                             December 25
 May 17                           June 12                                            December 26
Philippines
 February 25                      May 1                                              November 2
 April 20                         June 12                                            November 30
 April 21                         November 1                                         December 25

--------------------------------------------------------------------------------
                                                                         iShares

Portugal
 March 7                                     May 1                        November 1
 April 21                                    June 22                      December 1
 April 24                                    August 15                    December 8
 April 25                                    October 5                    December 25
Singapore
 February 7                                  May 1                        October 26
 March 16                                    May 18                       December 25
 April 21                                    August 9                     December 27
South Africa
 January 3                                   April 27                     August 9
 March 21                                    May 1                        September 25
 April 21                                    June 16                      December 25
                                                                          December 26
Spain
 January 6                                   May 1                        December 6
 April 21                                    October 12                   December 8
 April 24                                    November 1                   December 25
                                                                          December 26
Sweden
 January 6                                   May 1                        June 23
 April 21                                    June 1                       December 25
 April 24                                    June 12                      December 26
Switzerland
 January 3                                   May 1                        August 1
 April 21                                    June 1                       December 25
 April 24                                    June 12                      December 26
Taiwan (includes Saturday Trading)
 January 1                                   April 3                      September 9
 January 3                                   April 4                      September 12
 January 8                                   April 8                      September 23
 January 22                                  April 22                     October 10
 February 2                                  May 1                        October 14
 February 3                                  May 13                       October 28
 February 4                                  May 27                       November 11
 February 5                                  June 6                       November 25
 February 7                                  June 10                      December 9
 February 12                                 June 24                      December 23
 February 26                                 July 8                       December 25
 February 28                                 July 22
 March 11                                    August 12
 March 25                                    August 26
Thailand
 January 3                                   May 1                        October 23
 February 21                                 May 5                        December 5
 April 6                                     May 17                       December 11
 April 13                                    July 17
 April 14                                    August 14
United Kingdom
 January 3                                   May 1                        December 25
 April 21                                    May 29                       December 26
 April 24                                    August 28

--------------------------------------------------------------------------------

Creation and Redemption of Creation Unit Aggregations

United States
 January 17                        May 29                                              October 9
 February 21                       July 4                                              November 10
 April 21                          September 4                                         November 23
                                                                                       December 25
Venezuela
 January 3                         June 5                                              November 6
 March 6                           June 26                                             December 11
 March 7                           July 3                                              December 25
 April 19                          July 5

Settlement Periods Greater than Seven Days for Year 2000

                                                     # of
                  Settlement    Trade              Calendar
Country             Period       Date   Settlement   Days
-------         -------------- -------- ---------- --------
Belgium         Forward Market 12/11/00     12/27     16
                   Stocks:
                 End of a two
                 week period
Denmark              T+3        4/17/00   4/25/00      8
France             Last day      8/1/00   8/31/00     30
                   of acct
                   trading
                    month
Germany              T+5       12/18/00  12/27/00      9
United Kingdom       T+5       12/18/00  12/27/00      9
Italy                T+5       12/18/00  12/27/00      9
Norway               T+3        4/17/00   4/25/00      8

--------------------------------------------------------------------------------
                                                                         iShares

Taxes

The following information also supplements and should be read in conjunction with the section in the Prospectus entitled Taxes.

Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company ("RIC") under Subchapter M of the Internal Revenue Code (the "Code"). To qualify for treatment as a RIC, a company must annually distribute at least 90% of its net investment company taxable income (which includes dividends, interest and net short-term capital gains) and meet several other requirements. Among such other requirements are the following: (i) at least 90% of the company's annual gross income must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (ii) at the close of each quarter of the company's taxable year, (a) at least 50% of the market value of the company's total assets must be represented by cash and cash items, U.S. government securities, securities of other regulated investment companies and other securities, with such other securities limited for purposes of this calculation in respect of any one issuer to an amount not greater than 5% of the value of the company's assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets may be invested in the securities of any one issuer or of two or more issuers that are controlled by the company (within the meaning of Section 851(b)(3)(B) of the Code) and that are engaged in the same or similar trades or businesses or related trades or businesses (other than U.S. government securities or the securities of other regulated investment companies).

A Fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year plus 98% of its capital gain net income for the twelve months ended October 31 of such year. Each Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax.

Each Fund, but in particular the iShares Europe 350 Index Fund and the iShares S&P/TSE 60 Index Fund, may be subject to foreign income taxes withheld at source. Each Fund that is permitted to do so will elect to "pass through" to its investors the amount of foreign income taxes paid by the Fund provided that the investor held the iShares of the Fund, and the Fund held the security, on the dividend settlement date and for at least fourteen additional days immediately before and/or thereafter, with the result that each investor will
(i) include in gross income, even though not actually received, the investor's pro rata share of the Fund's foreign income taxes, and (ii) either deduct (in calculating U.S. taxable income) or credit (in calculating U.S. federal income tax) the investor's pro rata share of the Fund's foreign income taxes. A foreign tax credit may not exceed the investor's U.S. federal income tax otherwise payable with respect to the investor's foreign source income. For this purpose, each shareholder must treat as foreign source gross income (i) his proportionate share of foreign taxes paid by the Fund and (ii) the portion of any dividend paid by the Fund that represents income derived from foreign sources; the Fund's gain from the sale of securities will generally be treated as U.S. source income. This foreign tax credit limitation is applied separately to separate categories of income; dividends from the Fund will be treated as "passive" or "financial services" income for this purpose. The effect of this limitation may be to prevent investors from claiming as a credit the full amount of their pro rata share of the Fund's foreign income taxes.


--------------------------------------------------------------------------------

If any Fund owns shares in certain foreign investment entities, referred to as "passive foreign investment companies", the Fund will be subject to one of the following special tax regimes: (i) the Fund is liable for U.S. federal income tax, and an additional charge in the nature of interest, on a portion of any "excess distribution" from such foreign entity or any gain from the disposition of such shares, even if the entire distribution or gain is paid out by the Fund as a dividend to its shareholders; (ii) if the Fund were able and elected to treat a passive foreign investment company as a "qualified electing fund", the Fund would be required each year to include in income, and distribute to shareholders in accordance with the distribution requirements set forth above, the Fund's pro rata share of the ordinary earnings and net capital gains of the passive foreign investment company, whether or not such earnings or gains are distributed to the Fund; or (iii) the Fund may be entitled to mark-to-market annually the shares of the passive foreign investment company, and, in such event, would be required to distribute to shareholders any such mark-to-market gains in accordance with the distribution requirements set forth above.

The Trust on behalf of each Fund has the right to reject an order for a purchase of iShares if the purchaser (or group of purchasers) would, upon obtaining the iShares so ordered, own 80% or more of the outstanding iShares of a given Fund and if, pursuant to section 351 of the Code, that Fund would have a basis in the securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination.

The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of iShares should consult their own tax advisors as to the tax consequences of investing in such shares, including under state, local and foreign tax laws. Finally, the foregoing discussion is based on applicable provisions of the Code, regulations, judicial authority and administrative interpretations in effect on the date hereof. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.

Federal Tax Treatment of Futures and Options Contracts. Each Fund is required, for federal income tax purposes, to mark-to-market and recognize as income for each taxable year its net unrealized gains and losses on certain futures and options contracts as of the end of the year as well as those actually realized during the year. Gain or loss from futures and options contracts on broad-based indices required to be marked-to-market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. A Fund may be required to defer the recognition of losses on futures contracts, option contracts and swaps to the extent of any unrecognized gains on offsetting positions held by the Fund.

In order for a Fund to continue to qualify for federal income tax treatment as a RIC, at least 90% of its gross income for a taxable year must be derived from qualifying income, i.e., dividends, interest, income derived from loans of securities, gains from the sale of securities or of foreign currencies or other income derived with respect to the Fund's business of investing in securities. It is anticipated that any net gain realized from the closing out of futures or options contracts will be considered qualifying income for purposes of the 90% requirement.

Each Fund intends to distribute to shareholders annually any net capital gains that have been recognized for federal income tax purposes (including unrealized gains at the end of the Fund's fiscal year) on futures or options transactions. Such distributions are combined with distributions of capital gains realized on the Fund's other investments and shareholders are advised on the nature of the distributions.

The foregoing is only a summary of certain material tax consequences affecting each Fund and shareholders. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in each Fund.

--------------------------------------------------------------------------------
                                                                         iShares

Determination of NAV

The following information supplements and should be read in conjunction with the section in the Prospectus entitled Determining NAV.

The NAV per iShare of each Fund is computed by dividing the value of the net assets of such Fund (i.e., the value of its total assets less total liabilities) by the total number of iShares of such Fund outstanding, rounded to the nearest cent. Expenses and fees, including without limitation, the management, administration and distribution fees, are accrued daily and taken into account for purposes of determining NAV. The NAV of per iShare for each Fund is calculated by IBT and determined as of the close of the regular trading session on the NYSE (ordinarily 4:00 p.m., Eastern time) on each day that such exchange is open.

In computing a Fund's NAV, the Fund's securities holdings are valued based on their last quoted current price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over-the-counter market are valued at the latest quoted bid price in such market. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith by BGFA in accordance with procedures adopted by the Board.


--------------------------------------------------------------------------------

Dividends and Distributions

The following information supplements and should be read in conjunction with the section in the Prospectus entitled Shareholder Information.

General Policies. Dividends from net investment income, if any, are declared and paid at least annually by each Fund. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis for certain Funds. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.

Dividends and other distributions on iShares are distributed, as described below, on a pro rata basis to Beneficial Owners of such iShares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Funds.

Dividend Reinvestment Service. No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of Funds for reinvestment of their dividend distributions. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole iShares of the same Fund purchased in the secondary market.

--------------------------------------------------------------------------------
                                                                         iShares

Performance and Other Information

The performance of the Funds may be quoted in advertisements, sales literature or reports to shareholders in terms of average annual total return and cumulative total return.

Quotations of average annual total return are expressed in terms of the average annual rate of return of a hypothetical investment in a Fund over periods of 1, 5 and 10 years (or the life of a Fund, if shorter). Such total return figures will reflect the deduction of a proportional share of such Fund's expenses on an annual basis, and will assume that all dividends and distributions are reinvested when paid.

Average annual total return is calculated according to the following formula:
P(1 + T)/n/ = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year period or fractional portion).

Quotations of a cumulative total return will be calculated for any specified period by assuming a hypothetical investment in a Fund on the date of the commencement of the period and will assume that all dividends and distributions are reinvested on ex date. However, currently the Trust does not make a dividend reinvestment option available to shareholders of iShares and such calculation is provided for informational purposes only. The net increase or decrease in the value of the investment over the period will be divided by its beginning value to arrive at cumulative total return. Total return calculated in this manner will differ from the calculation of average annual total return in that it will not be expressed in terms of an average rate of return.

Quotations of cumulative total return or average annual total return reflect only the performance of a hypothetical investment in a Fund during the particular time period on which the calculations are based. Such quotations for a Fund will vary based on changes in market conditions and the level of such Fund's expenses, and no reported performance figure should be considered an indication of performance that may be expected in the future.

The cumulative and average total returns do not take into account federal or state income taxes which may be payable; total returns would, of course, be lower if such charges were taken into account.

Whenever the Trust calculates total return using the market values of iShares as reported by the Listing Exchange, it will also calculate a similar total return using the relevant Fund's NAV. The Trust may also provide reported closing price data for iShares and calculations of any applicable premiums or discounts against NAV on its website and in the Trust prospectuses and annual reports.

A comparison of the quoted non-standard performance offered for various investments is valid only if performance is calculated in the same manner. Because there are different methods for calculating performance, investors should consider the effects of the methods used to calculate performance when comparing performance of a Fund with performance quoted with respect to other investment companies or types of investments.

Because some or all of certain Fund's investments are denominated in foreign currencies, the strength or weakness of the U.S. dollar as against these currencies may account for part of such a Fund's investment performance. Historical information on the value of the dollar versus foreign currencies may be used from time to time in advertisements. Such historical information is not indicative of future fluctuations in the value of the U.S. dollar against these currencies. In addition, marketing materials may cite country and economic


--------------------------------------------------------------------------------
statistics and historical stock market performance information for any of the countries in which a Fund invests, including, but not limited to, the following: population growth, gross domestic product, inflation rate, average stock market price-earnings ratios and the total value of stock markets.
Sources for such statistics may include official publications of various foreign governments and exchanges.

From time to time, in advertising and marketing literature, a Fund's performance may be compared to the performance of broad groups of open-end and closed-end investment companies with similar investment goals, as tracked by independent organizations such as Investment Company Data, Inc., Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc., Value Line Mutual Fund Survey and other independent organizations. When these organizations' tracking results are used, a Fund will be compared to the appropriate fund category, that is, by fund objective and portfolio holdings, or to the appropriate volatility grouping, where volatility is a measure of a fund's risk.

In addition, in connection with the communication of its performance to current or prospective shareholders, a Fund also may compare those figures to the performance of certain unmanaged indices which may assume the reinvestment of dividends or interest but generally do not reflect deductions for administrative and management costs. Examples of such indices include, but are not limited to the following:

 . Dow Jones Industrial Average
 . Consumer Price Index
 . Standard & Poor's 500 Composite Stock Price Index (S&P 500)
 . NASDAQ OTC Composite Index
 . NASDAQ Industrials Index
 . International Finance Corporation's (Global) Composite and (Investable)
  Composite Indices
 . Morgan Stanley Capital International Indices
 . NASDAQ Composite Index
 . Wilshire 5000 Stock Index

--------------------------------------------------------------------------------
                                                                         iShares

Miscellaneous Information

Counsel. Morgan, Lewis & Bockius, LLP, Washington, D.C., is counsel to the
Trust.

Independent Auditors. PricewaterhouseCoopers LLP, located at 333 Market Street, San Francisco, CA 94105, serve as the independent auditors and accountants of the Trust. They audit the Funds' financial statements and perform other related audit services.


--------------------------------------------------------------------------------

Financial Statements

Report of Independent Accountants

To the Shareholder and Board of Trustees of iShares Russell 3000 Value Index Fund

In our opinion, the accompanying statement of assets and liabilities presents fairly, in all material respects, the financial position of the iShares Russell 3000 Value Index Fund at April 24, 2000, in conformity with accounting principles generally accepted in the United States. This financial statement is the responsibility of the Fund's management; our responsibility is to express an opinion on this financial statement based on our audit. We conducted our audit of this financial statement in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above.

Dated: April 24, 2000                     /s/ PricewaterhouseCoopers LLP
                                          -------------------------------------
                                          PricewaterhouseCoopers LLP

ASSETS:
Cash................................................................... $100,000
Total Assets...........................................................  100,000
                                                                        --------
LIABILITIES:
Total Liabilities......................................................        0
                                                                        --------
NET ASSETS............................................................. $100,000
                                                                        ========
Net assets consist of:
Paid-in Capital........................................................ $100,000
                                                                        --------
NET ASSETS............................................................. $100,000
                                                                        ========
Shares outstanding.....................................................   10,000
                                                                        ========
NET ASSET VALUE........................................................ $  10.00
                                                                        ========

See Notes to Statement of Assets and Liabilities

NOTE 1: Organization

iShares Trust (the "Trust") is organized as a Delaware business trust pursuant to a Declaration of Trust dated December 16, 1999, and has had no operations as of the date hereof other than matters relating to its organization and registration as an investment company under the Investment Company Act of 1940 and the Securities Act of 1933 and the sale and issuance of 10,000 shares of beneficial interest of the iShares Russell 3000 Value Index Fund (the Fund), a series of the Trust, to SEI Investments Distribution Co. (the "Distributor").

The Trust currently offers thirty five funds; the iShares S&P 500 Index Fund, iShares S&P 500/BARRA Growth Index Fund, iShares S&P 500/BARRA Value Index Fund, iShares S&P MidCap 400 Index Fund, iShares S&P MidCap 400/BARRA Growth Index Fund, iShares S&P MidCap 400/BARRA Value Index Fund, iShares S&P SmallCap 600 Index

--------------------------------------------------------------------------------
                                                                         iShares

Fund, iShares S&P SmallCap 600/BARRA Growth Index Fund, iShares S&P SmallCap 600/BARRA Value Index Fund, iShares S&P Europe 350 Index Fund, iShares S&P/TSE 60 Index Fund, iShares Dow Jones U.S. Total Market Index Fund, iShares Dow Jones U.S. Basic Materials Sector Index Fund, iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund, iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund, iShares Dow Jones U.S. Energy Sector Index Fund, iShares Dow Jones U.S. Financial Sector Index Fund, iShares Dow Jones U.S. Healthcare Sector Index Fund, iShares Dow Jones U.S. Industrial Sector Index Fund, iShares Dow Jones U.S. Technology Sector Index Fund, iShares Dow Jones U.S. Telecommunications Sector Index Fund, iShares Dow Jones U.S. Utilities Sector Index Fund, iShares Dow Jones U.S. Chemicals Index Fund, iShares Dow Jones U.S. Financial Services Index Fund, iShares Dow Jones U.S. Internet Index Fund, iShares Dow Jones U.S. Real Estate Index Fund, iShares Russell 3000 Index Fund, iShares Russell 3000 Growth Index Fund, iShares Russell 3000 Value Index Fund, iShares Russell 2000 Index Fund, iShares Russell 2000 Growth Index Fund, iShares Russell 2000 Value Index Fund, iShares Russell 1000 Index Fund, iShares Russell 1000 Growth Index Fund and iShares Russell 1000 Value Index Fund (collectively the "Funds").

NOTE 2: Significant Accounting Policies

Use of Estimates--The preparation of this financial statement in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of this financial statement. Actual results could differ from those estimates.

Federal Income Taxes--The Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code. If so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders.

NOTE 3: Investment Advisory and Other Agreements

Barclays Global Fund Advisors ("BGFA") serves as investment advisor and provides investment guidance and policy direction to the Fund. For its services to the iShares Russell 3000 Value Index Fund, BGFA will receive an annual Management Fee based on .25% of the Fund's average daily net assets. The Management Fee covers all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions (which are included in NAV), distribution fees and extraordinary expenses.

Investors Bank & Trust Company ("IBT") serves as Administrator, Custodian and Transfer Agent for the Fund. As compensation for its services, IBT receives a fee that is accrued daily and paid monthly, based on the Fund's average daily net assets. This fee is included in the Management fee as defined above.

SEI Investments Distribution Co. serves as the Fund's underwriter and Distributor of the shares of the Fund, pursuant to a Distribution Agreement. The Distribution Agreement will continue for two years from its effective date and is renewable thereafter. The Distributor will deliver the Prospectus and Statement of Additional Information, if so requested, to persons purchasing Creation Unit Aggregations and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker- dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. The Distributor has no role in determining the investment policies of the Funds or determining which securities are to be purchased or sold by the Fund.

Expenses related to the organization and initial registration of the Trust will be borne by the BGFA.

--------------------------------------------------------------------------------

Financial Statements